UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-01880

The Income Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: January 31, 2009

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders
[logo - American Funds®]

The right choice for the long term®

The Income Fund of America

[photo of a body of water with trees in the background]

Semi-annual report for the six months ended January 31, 2009

The Income Fund of America® seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

This fund is one of the 31 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2008 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–32.93%	–0.46%	3.16%

The total annual fund operating expense ratio was 0.57% for Class A shares as of the most recent fiscal year-end. This figure does not reflect the fee waiver described below.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Respective fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 28 to 31 for details.

The fund’s 30-day yield for Class A shares as of February 28, 2009, calculated in accordance with the Securities and Exchange Commission formula, was 6.81%. The fund’s distribution rate for Class A shares as of that date was 6.83%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Results for other share classes can be found on page 36.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing outside the United States may be subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

Fellow shareholders:

[black-and-white photo of a body of water with trees in the background]

The six months ended January 31, 2009, was among the most challenging periods in the 35-year history of The Income Fund of America (IFA). The deepening global credit crisis, mounting turmoil in the financials sector and bleak economic news from around the world sent markets into near free fall, particularly from late September through November. Only the unprecedented and coordinated efforts of governments and central banks worldwide kept a severe crisis from becoming worse. While the new year saw markets moving sideways, they once again trended sharply downward after the close of the fund’s fiscal period.

This environment proved difficult for investors, including shareholders of The Income Fund of America. For the six months, the fund recorded a 25.7% loss for those who reinvested quarterly dividends totaling 43.2 cents a share.

IFA’s results surpassed the 33.9% loss turned in by the unmanaged Standard & Poor’s 500 Composite Index, but trailed the return of the Lipper Income Funds Index, a measure of IFA’s category peers, which declined 17.9%.

The unmanaged Barclays Capital (formerly Lehman Brothers) U.S. Aggregate Index — a proxy for the broad bond universe — gained 3.2%.

Widespread weakness

Some market downturns are driven by pronounced weakness in certain sectors, but the present turmoil has left investors with few places to hide. This is illustrated by the fact that among the 10 sectors that comprise the S&P 500, the one with the highest return for the six months was health care, which posted a 17.0% decline. The worst sector, financials, dropped 56.3%.

This pervasive decline among stocks was echoed in the bond market. As might be expected, returns for lower quality, higher yielding issues, whose values typically suffer during economic downturns, were down sharply. More surprising was the broad and steep decline among high-quality bonds, which as a group posted their worst returns of the post-World War II era.

The only true safe haven in the stock or the bond world was U.S. Treasury securities. While we have increased our holdings in Treasury securities, they represent only 3.0% of fund assets.

A challenging dividend environment

In this environment, income-focused funds such as IFA are facing some challenges with respect to dividends. For one, there are fewer eligible investments in the financials sector, as many banks and other institutions have cut or reduced dividends in their struggle to remain adequately capitalized and solvent.

Many companies outside the financials area have likewise instituted dividend cuts or eliminations. In some cases, these have been precautionary measures designed to keep cash on hand to help withstand further economic weakness. The realities of the credit markets are also behind some decisions. That’s because as buyers of bonds seek heightened compensation for lending money in a riskier environment, the cost of capital rises and companies look for other ways to fund operations and finance projects. Retaining cash instead of paying dividends is one such option.

Finding yield; managing risk

Our income objective must be balanced by our ongoing commitment to managing risk. Yet when it comes to one risk management strategy — allocating more assets toward perceived safe havens such as cash and shorter term U.S. Treasury securities — these objectives have recently come into conflict. Though cash and Treasuries can buffer the portfolio, these instruments currently have yields well below 1%.

To be sure, the current investment landscape is not without high-yielding investment opportunities. Yet focusing disproportionately on high yields can introduce considerable risk into a portfolio. While some securities offer real opportunity, as in the case of companies that we believe have been unfairly punished and whose dividends and interest payments we regard as sustainable, in other cases securities may have declined due to the perilous state of the issuer. Those in the latter category — stocks with alluring yields but uncertain business prospects — are commonly termed “value traps” and avoiding them is a major focus during markets such as these.

While providing shareholders with income remains paramount in the management of the fund, so does paying close attention to risk. Our sensitivity to risk, coupled with the dividend cuts that have already occurred and the additional ones we expect from companies worldwide, have us currently evaluating our ability to maintain IFA’s quarterly payout at its present level.

A broader base of potential holdings

As we’ve noted in recent reports, the broad-based market downturn has effectively expanded IFA’s investment universe. This is the case with many cyclical companies — those with business prospects and stock prices strongly correlated to the rise and fall of the broader economy. Recently, yields for many have risen as their stock prices have fallen. Beyond cyclicals, eligible investments can now be found within sectors such as technology that once offered little yield opportunity.

There are also many opportunities within the bond universe. In a number of cases, we have concluded that bonds represent a better risk/reward proposition than stocks, and we have transitioned from one asset class to the other. As a result of both this strategy and the diminished value of the fund’s equities, IFA’s fixed-income holdings stand at 33.5% of net assets, a 13-year high.

Looking ahead

The recent market conditions have been challenging. And though a look to the horizon offers no immediate relief, we have confidence in the resilience of the U.S. and global economies. We also know that while there are no certainties, market strength has often followed the kind of difficult environment we are currently experiencing. We believe companies will once again grow and so will their earnings.

Furthermore, it is our hope that many companies will emerge from this crisis with a renewed focus on prudent capital allocation. One possible and, in our view, welcome result could be a renewed emphasis on directing cash to shareholders in the form of dividends rather than earmarking it for share buyback programs.

Whatever direction markets go in the coming months, we will continue to be guided by the long-term perspective so central to our approach. Through good times and bad, it has helped many shareholders reach their key investment goals.

We thank you for your continuing commitment to long-term investing.

Cordially,

/s/ Hilda L. Applbaum

Hilda L. Applbaum
Vice Chairman and
Principal Executive Officer

/s/ David C. Barclay

David C. Barclay
President

March 10, 2009

For current information about the fund, visit americanfunds.com.

The Income Fund of America at a glance

Fund results shown are for past results and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower.

Results at a glance (with dividends reinvested or interest compounded)
			For periods ended January 31, 2009

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

The Income Fund of America
(Class A shares)	–25.7%	–30.6%	–0.7%	3.2%	10.8%

Standard & Poor’s 500 Composite Index	–33.9	–38.6	–4.2	–2.6	9.8

Lipper Income Funds Index[2]	–17.9	–20.8	0.0	2.2	—	[3]

Barclays Capital U.S. Aggregate Index	3.2	2.6	4.3	5.5	8.2	[4]

Consumer Price Index (inflation)[5]	–4.0	0.0	2.7	2.5	4.4

[1] Since December 1, 1973, when Capital Research and Management Company became the fund’s investment adviser.
[2] Source: Lipper. Figures do not reflect the effect of sales charges.
[3] The inception date for the index was December 31, 1988.
[4] From December 1, 1973, through December 31, 1975, the Barclays Capital (formerly Lehman Brothers) U.S. Government/Credit Index was used because the Barclays Capital U.S. Aggregate Index did not yet exist.

[5] Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

The market indexes are unmanaged and do not reflect the effect of sales charges, commissions or expenses. Fund returns do not reflect the effect of sales charges.

A history of relatively high current income

For the five years ended January 31, 2009

The Income Fund of America’s 12-month dividend yield vs. benchmarks

[begin line chart]
Year-end	The Income Fund of America	Lipper Income Funds Average	S&P 500

1/31/2004	4.05	2.79	1.54
7/31/2004	3.98	2.73	1.69
1/31/2005	3.57	2.52	1.64
7/31/2005	3.44	2.42	1.70
1/31/2006	3.75	2.71	1.75
7/31/2006	3.84	2.79	1.83
1/31/2007	4.23	3.02	1.75
7/31/2007	4.43	3.15	1.81
1/31/2008	4.68	3.64	2.03
7/31/2008	5.23	3.94	2.29
1/31/2009	6.72	4.65	3.37
[end line chart]

All numbers calculated by Lipper. The 12-month dividend rate is calculated by taking the total of the trailing 12 months’ dividends and dividing the month-end net asset value adjusted for capital gains.

The portfolio at a glance

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

January 31, 2009	Percent of net assets

Investment portfolio

U.S. common stocks	40.5%
Common stocks of issuers
outside the U.S.	14.6
U.S. Treasury & agency bonds & notes	4.4
Convertible securities & preferred stocks	2.8
Other fixed-income securities	29.1
Short-term securities & other assets
less liabilities	8.6

Five largest sectors in common stock holdings

Telecommunication services	7.7%
Consumer staples	6.7
Industrials	6.4
Utilities	6.2
Health care	5.1

Ten largest common stock holdings

AT&T	2.6%
Verizon Communications	2.6
Chevron	1.7
Merck	1.6
Waste Management	1.3
Kraft Foods	1.2
Bristol-Myers Squibb	1.1
GDF Suez	1.1
McDonald’s	1.1
General Electric	1.0

Country diversification

United States	71.8%
Euro zone*	9.2
United Kingdom	3.0
Australia	1.2
Canada	0.9
Hong Kong	0.9
Other countries	4.4
Short-term securities & other assets
less liabilities	8.6

July 31, 2008	Percent of net assets

Investment portfolio

U.S. common stocks	42.6%
Common stocks of issuers
outside the U.S.	17.9
U.S. Treasury & agency bonds & notes	2.4
Convertible securities & preferred stocks	3.5
Other fixed-income securities	24.6
Short-term securities & other assets
less liabilities	9.0

Five largest sectors in common stock holdings

Financials	10.1%
Telecommunication services	8.0
Utilities	7.2
Consumer staples	6.5
Industrials	6.4

Ten largest common stock holdings

AT&T	2.3%
Verizon Communications	2.0
Chevron	1.9
General Electric	1.8
Merck	1.2
Bank of America	1.2
Citigroup	1.2
McDonald’s	1.1
Kraft Foods	1.0
H.J. Heinz	1.0

Country diversification

United States	68.3%
Euro zone*	10.5
United Kingdom	3.3
Australia	1.1
Canada	1.1
Hong Kong	1.1
Other countries	5.6
Short-term securities & other assets
less liabilities	9.0

*Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands and Spain.

Summary investment portfolio, January 31, 2009

unaudited

			Percent
		Value	of net
Common stocks - 55.10%	Shares	(000)	assets

Telecommunication services - 7.69%
AT&T Inc.	56,084,621	$1,380,803	2.59%
Verizon Communications Inc.	45,584,600	1,361,612	2.56
Koninklijke KPN NV (1)	37,739,757	503,989	.95
Other securities		852,096	1.59
		4,098,500	7.69

Consumer staples - 6.70%
Kraft Foods Inc., Class A	22,000,821	617,123	1.16
Philip Morris International Inc.	12,530,000	465,490	.87
Hershey Co. (2)	10,821,000	403,407	.76
H.J. Heinz Co.	9,511,700	347,177	.65
Coca-Cola Co.	7,240,000	309,293	.58
Diageo PLC (1)	18,650,000	254,456	.48
Unilever NV, depository receipts (1)	6,380,000	140,768
Unilever NV (New York registered)	5,051,750	110,987	.47
General Mills, Inc.	3,421,800	202,399	.38
Other securities		715,994	1.35
		3,567,094	6.70

Industrials - 6.39%
Waste Management, Inc.	22,435,500	699,763	1.32
General Electric Co.	45,169,000	547,900	1.03
Emerson Electric Co.	11,885,000	388,640	.73
United Parcel Service, Inc., Class B	7,530,000	319,950	.60
Schneider Electric SA (1)	4,214,488	268,013	.50
Other securities		1,176,855	2.21
		3,401,121	6.39

Utilities - 6.24%
GDF Suez (1)	15,686,565	601,939	1.13
Entergy Corp.	4,942,600	377,417	.71
FirstEnergy Corp.	6,141,500	307,013	.58
RWE AG (1)	3,350,663	260,333	.49
Exelon Corp.	3,800,000	206,036	.39
Duke Energy Corp.	13,431,172	203,482	.38
Other securities		1,366,052	2.56
		3,322,272	6.24

Health care - 5.08%
Merck & Co., Inc.	30,175,000	861,496	1.62
Bristol-Myers Squibb Co.	28,525,500	610,731	1.15
Eli Lilly and Co.	12,890,000	474,610	.89
Pfizer Inc	19,050,000	277,749	.52
Other securities		481,036	.90
		2,705,622	5.08

Financials - 4.83%
JPMorgan Chase & Co.	16,460,000	419,895	.79
U.S. Bancorp	25,777,400	382,537	.72
Wells Fargo & Co.	14,708,000	277,981	.52
Other securities		1,494,662	2.80
		2,575,075	4.83

Energy - 4.37%
Chevron Corp.	13,015,000	917,818	1.72
TOTAL SA (1)	3,855,000	192,804
TOTAL SA (ADR)	3,640,000	181,199	.70
Diamond Offshore Drilling, Inc.	5,015,000	314,741	.59
Spectra Energy Corp	16,311,414	236,679	.44
Other securities		481,832	.92
		2,325,073	4.37

Consumer discretionary - 3.93%
McDonald's Corp.	10,318,300	598,668	1.12
Vivendi SA (1)	14,955,000	386,046	.73
Home Depot, Inc.	16,849,800	362,776	.68
Esprit Holdings Ltd. (1)	49,615,400	264,632	.50
Other securities		479,961	.90
		2,092,083	3.93

Information technology - 3.36%
Intel Corp.	36,920,000	476,268	.89
Microchip Technology Inc. (2)	14,128,000	268,008	.50
Automatic Data Processing, Inc.	6,900,000	250,677	.47
Paychex, Inc.	8,897,000	216,108	.41
Other securities		576,711	1.09
		1,787,772	3.36

Materials - 1.94%
E.I. du Pont de Nemours and Co.	16,600,000	381,136	.72
Weyerhaeuser Co. (2)	10,728,000	293,304	.55
Other securities		361,511	.67
		1,035,951	1.94

Miscellaneous - 4.57%
Other common stocks in initial period of acquisition		2,430,220	4.57

Total common stocks (cost: $39,044,360,000)		29,340,783	55.10

			Percent
		Value	of net
Preferred stocks - 1.18%	Shares	(000)	assets

Financials - 1.18%
JPMorgan Chase & Co., Series I, 7.90% (3)	54,715,000	41,686	.08
Fannie Mae, Series O, 7.00% (3) (4)	3,183,287	7,560
Fannie Mae, Series S, 8.25% noncumulative	1,511,450	1,757
Fannie Mae, Series R, 7.625%	592,700	624	.02
Freddie Mac, Series Z, 8.375%	1,100,000	1,169
Freddie Mac, Series W, 5.66%	1,912,800	904
Freddie Mac, Series Y, 6.55%	717,000	344	.00
Other securities		573,566	1.08
		627,610	1.18

Miscellaneous - 0.00%
Other preferred stocks in initial period of acquisition		374	.00

Total preferred stocks (cost: $1,327,472,000)		627,984	1.18

			Percent
		Value	of net
Warrants - 0.00%	Shares	(000)	assets

Other - 0.00%
Other securities		-	.00

Total warrants (cost: $779,000)		-	.00

			Percent
		Value	of net
Convertible securities - 1.60%	Shares	(000)	assets

Other - 1.42%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	396	1,584	.00
Other securities		751,783	1.42
		753,367	1.42

Miscellaneous - 0.18%
Other convertible securities in initial period of acquisition		96,523	.18

Total convertible securities (cost: $1,460,098,000)		849,890	1.60

	Principal		Percent
	amount	Value	of net
Bonds & notes - 33.51%	(000)	(000)	assets

Mortgage-backed obligations (5) - 7.49%
Fannie Mae:
6.00% 2037	$378,512	390,579
4.00%-11.87% 2010-2047 (1) (3)	1,245,663	1,288,019	3.15
Freddie Mac 4.50%-11.464% 2009-2038 (3)	403,078	412,780	.78
Other securities		1,898,351	3.56
		3,989,729	7.49

Bonds & notes of U.S. government & government agencies - 4.38%
U.S. Treasury:
4.625% 2011	197,750	216,629
3.625% 2013	199,640	216,617
1.125%-8.875% 2009-2038 (1) (6)	1,058,428	1,163,312	3.00
Fannie Mae 2.875%-6.25% 2010-2029	363,605	380,427	.71
Freddie Mac 5.00%-6.625% 2009-2018	209,355	199,900	.38
Federal Home Loan Bank 3.625%-5.25% 2009-2014	34,950	37,095	.07
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625%-2.20% 2011-2012	16,150	16,117	.03
Other securities		104,573	.19
		2,334,670	4.38

Financials - 4.15%
JPMorgan Chase & Co. 4.891% 2015 (3)	10,000	9,888
JPMorgan Chase Bank NA 6.00% 2017	14,567	14,216
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	10,025	7,936
JPMorgan Chase Capital XXII, Series V, 6.45% 2087 (3)	6,690	5,008	.07
Other securities		2,173,610	4.08
		2,210,658	4.15

Consumer discretionary - 3.89%
Other securities		2,070,514	3.89

Telecommunication services - 2.62%
Verizon Communications Inc. 5.25%-8.75% 2012-2037 (4)	184,935	184,427
Verizon Global Funding Corp. 4.90%-7.75% 2015-2030	10,265	10,701
ALLTEL Corp. 7.00% 2012	17,686	18,305	.40
AT&T Inc. 4.85%-6.70% 2013-2039 (1)	71,000	72,856
AT&T Corp. 7.30%-8.00% 2011-2031 (3)	19,789	21,937
SBC Communications Inc. 5.10%-6.25% 2011-2016	54,000	54,341
AT&T Wireless Services, Inc. 8.125% 2012	16,935	18,469	.31
Other securities		1,013,178	1.91
		1,394,214	2.62

Industrials - 2.04%
General Electric Co. 5.25% 2017	11,250	10,664
General Electric Capital Corp., Series A, 3.239% 2026 (3)	25,000	13,437	.05
Waste Management, Inc. 5.00% 2014	7,000	6,014
WMX Technologies, Inc. 7.10% 2026	10,125	8,033	.03
Other securities		1,048,670	1.96
		1,086,818	2.04

Utilities - 1.59%
Other securities		849,422	1.59

Health care - 1.58%
Other securities		840,790	1.58

Energy - 1.36%
Other securities		723,010	1.36

Consumer staples - 1.29%
Kraft Foods Inc. 6.75%-6.875% 2014-2038	16,695	17,625	.03
Other securities		669,261	1.26
		686,886	1.29

Information technology - 1.28%
Other securities		683,213	1.28

Asset-backed obligations - 1.07%
Other securities		569,065	1.07

Other - 0.75%
Other securities		396,954	.75

Miscellaneous - 0.02%
Other bonds & notes in initial period of acquisition		8,456	.02

Total bonds & notes (cost: $22,694,272,000)		17,844,399	33.51

	Principal		Percent
	amount	Value	of net
Short-term securities - 10.52%	(000)	(000)	assets

Freddie Mac 0.17%-2.60% due 2/6-9/23/2009	1,384,404	1,381,999	2.60
Federal Home Loan Bank 0.10%-3.10% due 2/18-9/9/2009	944,400	942,845	1.77
U.S. Treasury Bills 0.095%-1.94% due 2/12-7/16/2009	896,600	896,114	1.68
Fannie Mae 0.10%-2.10% due 2/4-7/6/2009	633,600	632,569	1.19
Hewlett-Packard Co. 0.50%-2.20% due 2/2-3/2/2009 (4)	213,700	213,666	.40
Chevron Corp. 0.20%-1.15% due 2/3-4/1/2009	146,800	146,717	.28
Jupiter Securitization Co., LLC 0.30%-1.00% due 2/3-2/11/2009 (4)	75,334	75,302
Park Avenue Receivables Co., LLC 0.30% due 3/11/2009 (4)	51,100	51,082	.24
General Electric Capital Corp., FDIC insured, 0.45% due 6/24/2009	40,200	40,106
General Electric Co. 0.27% due 2/2/2009	36,300	36,299	.14
AT&T Inc. 0.25%-1.15% due 2/9-3/4/2009 (4)	49,700	49,689	.09
Other securities		1,134,076	2.13

Total short-term securities (cost: $5,598,161,000)		5,600,464	10.52

Total investment securities (cost: $70,125,142,000)		54,263,520	101.91
Other assets less liabilities		(1,014,158)	(1.91)

Net assets		$53,249,362	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $57,165,000, which represented .11% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended January 31, 2009, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 1/31/09 (000)

Hershey Co.	10,821,000	-	-	10,821,000	$6,439	$403,407
Weyerhaeuser Co.	10,728,000	-	-	10,728,000	9,119	293,304
Weyerhaeuser Co. 7.375% 2032	$3,500,000	$-	$-	$3,500,000	130	2,455
Weyerhaeuser Co. 6.875% 2033	$2,500,000	$-	$-	$2,500,000	87	1,529
Microchip Technology Inc.	14,128,000	-	-	14,128,000	9,565	268,008
MeadWestvaco Corp.	11,500,696	-	-	11,500,696	2,645	133,868
Hospitality Properties Trust	4,500,000	1,500,000	-	6,000,000	9,240	80,520
Hospitality Properties Trust 6.75% 2013	$18,365,000	$24,665,000	$5,795,000	$37,235,000	1,259	24,404
Hospitality Properties Trust 6.70% 2018	$16,175,000	$-	$-	$16,175,000	544	9,183
Hospitality Properties Trust 6.85% 2012	$-	$6,000,000	$-	$6,000,000	140	4,100
Hospitality Properties Trust 5.125% 2015	$2,160,000	$3,710,000	$-	$5,870,000	95	3,439
Hospitality Properties Trust 6.30% 2016	$2,368,000	$2,532,000	$-	$4,900,000	98	2,600
Hospitality Properties Trust 5.625% 2017	$1,485,000	$-	$-	$1,485,000	54	779
Alexandria Real Estate Equities, Inc.	-	1,730,300	-	1,730,300	187	102,676
Macquarie Korea Infrastructure Fund (1)	21,023,070	449,892	-	21,472,962	3,108	78,655
De La Rue PLC (1)	-	7,626,271	2,506,553	5,119,718	32,532	69,183
Goodman Fielder Ltd. (1)	67,000,000	-	-	67,000,000	3,985	64,784
Clarent Hospital Corp. (1) (7)	484,684	-	-	484,684	-	24
Arthur J. Gallagher & Co. (8)	5,403,700	-	5,403,700	-	1,729	-
iStar Financial, Inc. 8.625% 2013 (8)	$35,675,000	$2,542,000	$-	$38,217,000	1,727	-
iStar Financial, Inc. 5.375% 2010 (8)	$14,010,000	$-	$-	$14,010,000	534	-
iStar Financial, Inc., Series B, 5.125% 2011 (8)	$15,000,000	$1,930,000	$-	$16,930,000	622	-
iStar Financial, Inc. 3.027% 2010 (8)	$3,248,000	$3,500,000	$-	$6,748,000	495	-
iStar Financial, Inc. 6.00% 2010 (8)	$6,950,000	$-	$-	$6,950,000	337	-
iStar Financial, Inc. 5.50% 2012 (8)	$3,700,000	$4,000,000	$-	$7,700,000	421	-
iStar Financial, Inc. 5.875% 2016 (8)	$-	$7,165,000	$-	$7,165,000	297	-
iStar Financial, Inc. (8)	8,574,350	-	6,158,528	2,415,822	-	-
iStar Financial, Inc. 6.50% 2013 (8)	$5,133,000	$-	$-	$5,133,000	251	-
iStar Financial, Inc. 6.05% 2015 (8)	$4,152,000	$460,000	$-	$4,612,000	147	-
iStar Financial, Inc., Series B, 3.159% 2009 (8)	$-	$2,420,000	$-	$2,420,000	264	-
iStar Financial, Inc. 5.65% 2011 (8)	$3,418,000	$217,000	$-	$3,635,000	235	-
iStar Financial, Inc. 5.15% 2012 (8)	$-	$3,400,000	$-	$3,400,000	185	-
iStar Financial, Inc., Series F, 7.80% cumulative redeemable (8)	400,000	-	1,600	398,400	390	-
iStar Financial, Inc., Series B, 5.70% 2014 (8)	$2,918,000	$-	$-	$2,918,000	138	-
iStar Financial, Inc., Series B, 5.95% 2013 (8)	$808,000	$-	$-	$808,000	40	-
iStar Financial, Inc. 5.80% 2011 (8)	$-	$485,000	$-	$485,000	30	-
Lite-On Technology Corp. (8)	107,917,127	8,789,585	10,649,914	106,056,798	8,242	-
Polaris Industries Inc. (8)	1,707,000	-	1,707,000	-	-	-
					$95,311	$1,542,918

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $7,529,992,000, which represented 14.14% of the net assets of the fund.

(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Coupon rate may change periodically.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $4,097,441,000, which represented 7.69% of the net assets of the fund.

(5) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(6) Index-linked bond whose principal amount moves with a government retail price index.
(7) Security did not produce income during the last 12 months.
(8) Unaffiliated issuer at 1/31/2009.

Key to abbreviation
ADR = American Depositary Receipts

Financial statements

Statement of assets and liabilities		unaudited
at January 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $67,570,076)	$52,720,602
Affiliated issuers (cost: $2,555,066)	1,542,918	$54,263,520
Cash		4,744
Receivables for:
Sales of investments	302,852
Sales of fund's shares	85,899
Dividends and interest	435,795
Other	1,188	825,734
		55,093,998
Liabilities:
Payables for:
Purchases of investments	1,395,911
Repurchases of fund's shares	79,936
Dividends on fund's shares	324,593
Investment advisory services	11,820
Services provided by affiliates	29,908
Directors' deferred compensation	2,224
Other	244	1,844,636
Net assets at January 31, 2009		$53,249,362

Net assets consist of:
Capital paid in on shares of capital stock		$75,058,862
Undistributed net investment income		114,848
Accumulated net realized loss		(6,061,313)
Net unrealized depreciation		(15,863,035)
Net assets at January 31, 2009		$53,249,362

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 5,500,000 shares, $.001 par value (4,361,394 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$40,498,920	3,312,667	$12.23
Class B	2,719,843	223,948	12.14
Class C	5,125,089	422,718	12.12
Class F-1	1,781,703	145,960	12.21
Class F-2	89,333	7,309	12.22
Class 529-A	501,699	41,085	12.21
Class 529-B	80,446	6,606	12.18
Class 529-C	200,833	16,480	12.19
Class 529-E	23,972	1,967	12.19
Class 529-F-1	14,921	1,222	12.21
Class R-1	63,512	5,212	12.18
Class R-2	382,617	31,516	12.14
Class R-3	792,464	64,977	12.20
Class R-4	510,305	41,787	12.21
Class R-5	463,705	37,940	12.22

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $12.98 and $12.95, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended January 31, 2009	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $22,473; also includes $87,181 from affiliates)	$1,002,528
Interest (includes $8,130 from affiliates)	904,526	$1,907,054

Fees and expenses*:
Investment advisory services	86,833
Distribution services	111,742
Transfer agent services	24,751
Administrative services	9,320
Reports to shareholders	3,287
Registration statement and prospectus	1,250
Postage, stationery and supplies	2,338
Directors' compensation	(244)
Custodian	1,181
Other	11
Total fees and expenses before waiver	240,469
Less investment advisory services waiver	7,501
Total fees and expenses after waiver		232,968
Net investment income		1,674,086

Net realized loss and unrealized depreciation on investments and currency:
Net realized loss on:
Investments (including $200,291 net loss from affiliates)	(6,026,955)
Currency transactions	(11,390)	(6,038,345)
Net unrealized depreciation on:
Investments	(14,955,437)
Currency translations	(2,181)	(14,957,618)

Net realized loss and unrealized depreciation on investments and currency		(20,995,963)

Net decrease in net assets resulting from operations		$(19,321,877)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)

	Six months
	ended January 31, 2009*	Year ended July 31, 2008
Operations:
Net investment income	$1,674,086	$3,704,181
Net realized (loss) gain on investments and currency transactions	(6,038,345)	1,080,635
Net unrealized depreciation on investments and currency translations	(14,957,618)	(13,173,955)
Net decrease in net assets resulting from operations	(19,321,877)	(8,389,139)

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(1,804,571)	(3,903,711)
Distributions from net realized gain on investments	-	(3,639,343)
Total dividends and distributions paid or accrued to shareholders	(1,804,571)	(7,543,054)

Net capital share transactions	(2,110,326)	6,122,868

Total decrease in net assets	(23,236,774)	(9,809,325)

Net assets:
Beginning of period	76,486,136	86,295,461
End of period (including undistributed net investment income:
$114,848 and $245,333, respectively)	$53,249,362	$76,486,136

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
       unaudited

1. Organization and significant accounting policies

Organization – The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund has 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders quarterly. Effective March 21, 2009, the fund will no longer declare daily dividends and will declare and distribute dividends on a periodic basis, usually in March, June, September and December. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

 3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2008, the fund had tax basis undistributed ordinary income of $633,122,000 and currency loss deferrals (realized during the period November 1, 2007, through July 31, 2008) of $6,101,000.

As of January 31, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,611,277
Gross unrealized depreciation on investment securities	(17,500,276)
Net unrealized depreciation on investment securities	(15,888,999)
Cost of investment securities	70,152,519

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended January 31, 2009			Year ended July 31, 2008
Share class	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued

Class A	$1,402,893	$-	$1,402,893	$3,047,396	$2,754,859	$5,802,255
Class B	85,154	-	85,154	192,964	209,621	402,585
Class C	157,335	-	157,335	345,974	379,554	725,528
Class F-1	62,654	-	62,654	143,928	131,893	275,821
Class F-2 *	1,824	-	1,824	-	-	-
Class 529-A	16,567	-	16,567	32,028	28,944	60,972
Class 529-B	2,337	-	2,337	4,561	5,017	9,578
Class 529-C	5,823	-	5,823	11,330	12,364	23,694
Class 529-E	756	-	756	1,467	1,412	2,879
Class 529-F-1	524	-	524	1,060	924	1,984
Class R-1	1,842	-	1,842	3,369	3,565	6,934
Class R-2	10,925	-	10,925	21,554	23,660	45,214
Class R-3	25,000	-	25,000	47,747	46,144	93,891
Class R-4	15,634	-	15,634	26,228	22,570	48,798
Class R-5	15,303	-	15,303	24,105	18,816	42,921
Total	$1,804,571	$-	$1,804,571	$3,903,711	$3,639,343	$7,543,054

* Class F-2 was offered beginning August 1, 2008.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.123% on such assets in excess of $89 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the six months ended January 31, 2009, total investment advisory services fees waived by CRMC were $7,501,000. As a result, the fee shown on the accompanying financial statements of $86,833,000, which was equivalent to an annualized rate of 0.275%, was reduced to $79,332,000, or 0.251% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes except Classes F-2 and R-5 may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2009, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended January 31, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$54,062	$23,127	Not applicable	Not applicable	Not applicable
Class B	16,734	1,624	Not applicable	Not applicable	Not applicable
Class C	31,089	Included in administrative services	$3,937	$491	Not applicable
Class F-1	2,692		1,017	116	Not applicable
Class F-2 *	Not applicable		33	3	Not applicable
Class 529-A	516		224	35	$284
Class 529-B	466		37	13	47
Class 529-C	1,161		92	27	116
Class 529-E	69		11	2	14
Class 529-F-1	-		7	1	9
Class R-1	364		42	15	Not applicable
Class R-2	1,652		329	815	Not applicable
Class R-3	2,271		671	266	Not applicable
Class R-4	666		398	17	Not applicable
Class R-5	Not applicable		244	7	Not applicable
Total	$111,742	$24,751	$7,042	$1,808	$470

* Class F-2 was offered beginning August 1, 2008.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $(244,000), shown on the accompanying financial statements, includes $404,000 in current fees (either paid in cash or deferred) and a net decrease of $648,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on August 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2009 (dollars in thousands):

Investment securities
Level 1 – Quoted prices	$23,275,982
Level 2 – Other significant observable inputs	30,660,623	*
Level 3 – Significant unobservable inputs	326,915
Total	$54,263,520

* Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $6,626,582,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended January 31, 2009 (dollars in thousands):

Level 3 investment securities
Beginning value at 8/1/2008	$13,973
Net purchases	10,810
Net realized gain†	87
Net unrealized appreciation†	718
Net transfers into Level 3	301,327
Ending value at 1/31/2009	$326,915

Net unrealized appreciation during the period on Level 3 investment securities held at 1/31/2009†	$519

† Net realized gain and net unrealized appreciation are included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2009
Class A	$4,271,121	312,403	$1,312,061	91,878	$(7,063,786)	(509,315)	$(1,480,604)	(105,034)
Class B	144,689	10,619	78,740	5,562	(529,589)	(38,163)	(306,160)	(21,982)
Class C	541,786	40,039	142,919	10,113	(1,149,446)	(83,195)	(464,741)	(33,043)
Class F-1	379,775	27,916	53,659	3,750	(639,640)	(45,642)	(206,206)	(13,976)
Class F-2†	120,200	8,474	830	63	(15,960)	(1,228)	105,070	7,309
Class 529-A	59,348	4,268	16,659	1,173	(47,432)	(3,374)	28,575	2,067
Class 529-B	5,570	398	2,349	167	(6,308)	(449)	1,611	116
Class 529-C	23,113	1,662	5,841	413	(27,132)	(1,923)	1,822	152
Class 529-E	2,587	186	762	54	(2,404)	(171)	945	69
Class 529-F-1	2,143	153	529	37	(2,747)	(198)	(75)	(8)
Class R-1	10,988	787	1,818	129	(10,863)	(762)	1,943	154
Class R-2	71,536	5,100	10,860	771	(69,699)	(4,981)	12,697	890
Class R-3	137,986	9,835	25,230	1,779	(129,053)	(9,259)	34,163	2,355
Class R-4	156,955	11,381	15,423	1,088	(81,394)	(5,870)	90,984	6,599
Class R-5	95,816	6,891	14,455	1,019	(40,621)	(2,929)	69,650	4,981
Total net increase
(decrease)	$6,023,613	440,112	$1,682,135	117,996	$(9,816,074)	(707,459)	$(2,110,326)	(149,351)

Year ended July 31, 2008
Class A	$8,146,230	423,511	$5,292,485	276,012	$(9,068,488)	(480,352)	$4,370,227	219,171
Class B	335,424	17,532	359,218	18,809	(743,435)	(39,833)	(48,793)	(3,492)
Class C	1,289,999	67,111	638,186	33,450	(1,521,685)	(81,759)	406,500	18,802
Class F-1	879,704	45,563	226,732	11,841	(893,923)	(47,364)	212,513	10,040
Class 529-A	150,265	7,824	60,016	3,138	(72,570)	(3,856)	137,711	7,106
Class 529-B	15,162	792	9,456	495	(9,895)	(525)	14,723	762
Class 529-C	67,666	3,539	23,327	1,220	(43,922)	(2,335)	47,071	2,424
Class 529-E	7,434	387	2,834	149	(4,142)	(218)	6,126	318
Class 529-F-1	7,451	385	1,936	101	(4,146)	(222)	5,241	264
Class R-1	43,273	2,254	6,695	351	(23,119)	(1,220)	26,849	1,385
Class R-2	202,674	10,639	44,310	2,325	(164,675)	(8,734)	82,309	4,230
Class R-3	511,403	26,501	91,683	4,801	(307,548)	(16,371)	295,538	14,931
Class R-4	391,084	20,374	47,284	2,481	(180,160)	(9,619)	258,208	13,236
Class R-5	378,573	19,654	38,894	2,045	(108,822)	(5,759)	308,645	15,940
Total net increase
(decrease)	$12,426,342	646,066	$6,843,056	357,218	$(13,146,530)	(698,167)	$6,122,868	305,117

* Includes exchanges between share classes of the fund.
† Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $13,097,579,000 and $13,255,863,000, respectively, during the six months ended January 31, 2009.

Financial highlights (1)

			(Loss) income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 1/31/2009	(5)	$16.98	$.39	$(4.72)	$(4.33)	$(.42)	$ -	$(.42)	$12.23	(25.70)%	$40,499.62%		(6)	.60%	(6)	5.43%	(6)
Year ended 7/31/2008		20.54	.87	(2.67)	(1.80)	(.91)	(.85)	(1.76)	16.98	(9.46)	58,029.57			.54		4.53
Year ended 7/31/2007		19.33	.87	1.73	2.60	(.93)	(.46)	(1.39)	20.54	13.66	65,713.56			.54		4.22
Year ended 7/31/2006		18.70	.81	.94	1.75	(.76)	(.36)	(1.12)	19.33	9.77	53,188.56			.53		4.35
Year ended 7/31/2005		17.10	.77	1.61	2.38	(.65)	(.13)	(.78)	18.70	14.12	47,196.55			.54		4.26
Year ended 7/31/2004		15.44	.70	1.70	2.40	(.74)	-	(.74)	17.10	15.76	36,075.57			.57		4.15
Class B:
Six months ended 1/31/2009	(5)	16.87	.33	(4.69)	(4.36)	(.37)	-	(.37)	12.14	(26.05)	2,720	1.40	(6)	1.37	(6)	4.66	(6)
Year ended 7/31/2008		20.43	.72	(2.66)	(1.94)	(.77)	(.85)	(1.62)	16.87	(10.16)	4,149	1.33		1.31		3.76
Year ended 7/31/2007		19.22	.70	1.74	2.44	(.77)	(.46)	(1.23)	20.43	12.83	5,094	1.32		1.30		3.46
Year ended 7/31/2006		18.61	.66	.93	1.59	(.62)	(.36)	(.98)	19.22	8.87	4,442	1.33		1.31		3.58
Year ended 7/31/2005		17.01	.63	1.61	2.24	(.51)	(.13)	(.64)	18.61	13.32	4,135	1.34		1.32		3.48
Year ended 7/31/2004		15.36	.56	1.69	2.25	(.60)	-	(.60)	17.01	14.84	3,231	1.35		1.35		3.37
Class C:
Six months ended 1/31/2009	(5)	16.84	.33	(4.69)	(4.36)	(.36)	-	(.36)	12.12	(26.05)	5,125	1.44	(6)	1.42	(6)	4.61	(6)
Year ended 7/31/2008		20.39	.71	(2.65)	(1.94)	(.76)	(.85)	(1.61)	16.84	(10.22)	7,676	1.38		1.35		3.72
Year ended 7/31/2007		19.19	.69	1.73	2.42	(.76)	(.46)	(1.22)	20.39	12.80	8,911	1.37		1.35		3.41
Year ended 7/31/2006		18.58	.65	.93	1.58	(.61)	(.36)	(.97)	19.19	8.83	6,675	1.38		1.36		3.52
Year ended 7/31/2005		16.99	.61	1.60	2.21	(.49)	(.13)	(.62)	18.58	13.17	5,756	1.43		1.41		3.38
Year ended 7/31/2004		15.34	.55	1.69	2.24	(.59)	-	(.59)	16.99	14.75	3,833	1.44		1.44		3.26
Class F-1:
Six months ended 1/31/2009	(5)	16.95	.39	(4.71)	(4.32)	(.42)	-	(.42)	12.21	(25.70)	1,782.65		(6)	.62	(6)	5.40	(6)
Year ended 7/31/2008		20.52	.86	(2.68)	(1.82)	(.90)	(.85)	(1.75)	16.95	(9.56)	2,712.61			.58		4.48
Year ended 7/31/2007		19.30	.86	1.74	2.60	(.92)	(.46)	(1.38)	20.52	13.69	3,075.60			.57		4.18
Year ended 7/31/2006		18.68	.80	.93	1.73	(.75)	(.36)	(1.11)	19.30	9.68	1,957.60			.57		4.30
Year ended 7/31/2005		17.08	.75	1.61	2.36	(.63)	(.13)	(.76)	18.68	14.01	1,603.67			.65		4.14
Year ended 7/31/2004		15.42	.67	1.71	2.38	(.72)	-	(.72)	17.08	15.65	1,000.69			.69		4.02
Class F-2:
Period from 8/1/2008 to 1/31/2009	(5)	16.91	.37	(4.63)	(4.26)	(.43)	-	(.43)	12.22	(25.39)	89.22			.21		2.81
Class 529-A:
Six months ended 1/31/2009	(5)	16.96	.39	(4.72)	(4.33)	(.42)	-	(.42)	12.21	(25.75)	502.67		(6)	.65	(6)	5.39	(6)
Year ended 7/31/2008		20.52	.85	(2.66)	(1.81)	(.90)	(.85)	(1.75)	16.96	(9.55)	662.65			.63		4.46
Year ended 7/31/2007		19.31	.85	1.73	2.58	(.91)	(.46)	(1.37)	20.52	13.57	655.65			.63		4.14
Year ended 7/31/2006		18.68	.80	.94	1.74	(.75)	(.36)	(1.11)	19.31	9.70	452.63			.61		4.27
Year ended 7/31/2005		17.08	.75	1.61	2.36	(.63)	(.13)	(.76)	18.68	13.98	328.70			.68		4.13
Year ended 7/31/2004		15.42	.68	1.70	2.38	(.72)	-	(.72)	17.08	15.61	195.67			.67		4.06
Class 529-B:
Six months ended 1/31/2009	(5)	16.92	.33	(4.71)	(4.38)	(.36)	-	(.36)	12.18	(26.07)	80	1.51	(6)	1.48	(6)	4.55	(6)
Year ended 7/31/2008		20.47	.69	(2.65)	(1.96)	(.74)	(.85)	(1.59)	16.92	(10.25)	110	1.46		1.43		3.65
Year ended 7/31/2007		19.26	.68	1.73	2.41	(.74)	(.46)	(1.20)	20.47	12.71	117	1.45		1.43		3.34
Year ended 7/31/2006		18.65	.64	.92	1.56	(.59)	(.36)	(.95)	19.26	8.71	92	1.47		1.44		3.44
Year ended 7/31/2005		17.05	.59	1.61	2.20	(.47)	(.13)	(.60)	18.65	13.05	74	1.55		1.53		3.28
Year ended 7/31/2004		15.36	.53	1.70	2.23	(.54)	-	(.54)	17.05	14.67	51	1.57		1.57		3.16
Class 529-C:
Six months ended 1/31/2009	(5)	16.93	.33	(4.71)	(4.38)	(.36)	-	(.36)	12.19	(26.05)	201	1.50	(6)	1.47	(6)	4.56	(6)
Year ended 7/31/2008		20.49	.70	(2.67)	(1.97)	(.74)	(.85)	(1.59)	16.93	(10.29)	276	1.45		1.43		3.66
Year ended 7/31/2007		19.27	.69	1.74	2.43	(.75)	(.46)	(1.21)	20.49	12.77	285	1.45		1.42		3.35
Year ended 7/31/2006		18.65	.64	.93	1.57	(.59)	(.36)	(.95)	19.27	8.77	201	1.46		1.43		3.45
Year ended 7/31/2005		17.06	.59	1.60	2.19	(.47)	(.13)	(.60)	18.65	13.00	153	1.54		1.52		3.29
Year ended 7/31/2004		15.39	.53	1.71	2.24	(.57)	-	(.57)	17.06	14.69	95	1.56		1.56		3.17
Class 529-E:
Six months ended 1/31/2009	(5)	16.93	.36	(4.71)	(4.35)	(.39)	-	(.39)	12.19	(25.86)	24.99		(6)	.97	(6)	5.07	(6)
Year ended 7/31/2008		20.49	.79	(2.66)	(1.87)	(.84)	(.85)	(1.69)	16.93	(9.83)	32.94			.92		4.17
Year ended 7/31/2007		19.28	.79	1.73	2.52	(.85)	(.46)	(1.31)	20.49	13.27	32.94			.91		3.86
Year ended 7/31/2006		18.66	.74	.93	1.67	(.69)	(.36)	(1.05)	19.28	9.32	23.94			.92		3.96
Year ended 7/31/2005		17.06	.69	1.61	2.30	(.57)	(.13)	(.70)	18.66	13.63	17	1.02		1.01		3.80
Year ended 7/31/2004		15.40	.62	1.70	2.32	(.66)	-	(.66)	17.06	15.24	10	1.04		1.04		3.69

Class 529-F-1:
Six months ended 1/31/2009	(5)	$16.96	$.40	$(4.72)	$(4.32)	$(.43)	$ -	$(.43)	$12.21	(25.68)%	$15.49%		(6)	.47%	(6)	5.56%	(6)
Year ended 7/31/2008		20.52	.89	(2.66)	(1.77)	(.94)	(.85)	(1.79)	16.96	(9.35)	21.44			.42		4.67
Year ended 7/31/2007		19.30	.90	1.73	2.63	(.95)	(.46)	(1.41)	20.52	13.87	20.44			.41		4.37
Year ended 7/31/2006		18.68	.83	.93	1.76	(.78)	(.36)	(1.14)	19.30	9.85	10.44			.42		4.46
Year ended 7/31/2005		17.08	.75	1.60	2.35	(.62)	(.13)	(.75)	18.68	13.96	5.70			.68		4.14
Year ended 7/31/2004		15.42	.67	1.69	2.36	(.70)	-	(.70)	17.08	15.53	3.79			.79		3.95
Class R-1:
Six months ended 1/31/2009	(5)	16.92	.33	(4.71)	(4.38)	(.36)	-	(.36)	12.18	(26.05)	63	1.45	(6)	1.43	(6)	4.61	(6)
Year ended 7/31/2008		20.48	.71	(2.67)	(1.96)	(.75)	(.85)	(1.60)	16.92	(10.25)	86	1.39		1.37		3.73
Year ended 7/31/2007		19.27	.70	1.72	2.42	(.75)	(.46)	(1.21)	20.48	12.75	75	1.41		1.39		3.41
Year ended 7/31/2006		18.65	.64	.94	1.58	(.60)	(.36)	(.96)	19.27	8.79	37	1.45		1.41		3.46
Year ended 7/31/2005		17.05	.61	1.61	2.22	(.49)	(.13)	(.62)	18.65	13.15	19	1.50		1.45		3.36
Year ended 7/31/2004		15.39	.55	1.70	2.25	(.59)	-	(.59)	17.05	14.75	8	1.55		1.48		3.27
Class R-2:
Six months ended 1/31/2009	(5)	16.86	.32	(4.69)	(4.37)	(.35)	-	(.35)	12.14	(26.11)	383	1.56	(6)	1.54	(6)	4.49	(6)
Year ended 7/31/2008		20.42	.70	(2.66)	(1.96)	(.75)	(.85)	(1.60)	16.86	(10.26)	516	1.44		1.42		3.66
Year ended 7/31/2007		19.22	.69	1.72	2.41	(.75)	(.46)	(1.21)	20.42	12.73	539	1.44		1.39		3.38
Year ended 7/31/2006		18.60	.64	.94	1.58	(.60)	(.36)	(.96)	19.22	8.83	379	1.52		1.40		3.48
Year ended 7/31/2005		17.01	.61	1.60	2.21	(.49)	(.13)	(.62)	18.60	13.16	271	1.58		1.42		3.39
Year ended 7/31/2004		15.36	.55	1.69	2.24	(.59)	-	(.59)	17.01	14.75	139	1.75		1.44		3.30
Class R-3:
Six months ended 1/31/2009	(5)	16.94	.36	(4.71)	(4.35)	(.39)	-	(.39)	12.20	(25.85)	792	1.00	(6)	.98	(6)	5.06	(6)
Year ended 7/31/2008		20.50	.79	(2.66)	(1.87)	(.84)	(.85)	(1.69)	16.94	(9.83)	1,061.95			.93		4.16
Year ended 7/31/2007		19.29	.79	1.73	2.52	(.85)	(.46)	(1.31)	20.50	13.26	978.94			.92		3.86
Year ended 7/31/2006		18.67	.73	.93	1.66	(.68)	(.36)	(1.04)	19.29	9.29	579.96			.94		3.94
Year ended 7/31/2005		17.07	.70	1.60	2.30	(.57)	(.13)	(.70)	18.67	13.68	394.97			.96		3.85
Year ended 7/31/2004		15.41	.62	1.70	2.32	(.66)	-	(.66)	17.07	15.25	176	1.02		1.02		3.70
Class R-4:
Six months ended 1/31/2009	(5)	16.96	.38	(4.71)	(4.33)	(.42)	-	(.42)	12.21	(25.76)	510.70		(6)	.67	(6)	5.35	(6)
Year ended 7/31/2008		20.53	.85	(2.68)	(1.83)	(.89)	(.85)	(1.74)	16.96	(9.56)	597.66			.63		4.49
Year ended 7/31/2007		19.31	.85	1.74	2.59	(.91)	(.46)	(1.37)	20.53	13.57	451.65			.63		4.15
Year ended 7/31/2006		18.69	.79	.93	1.72	(.74)	(.36)	(1.10)	19.31	9.60	255.66			.64		4.22
Year ended 7/31/2005		17.09	.76	1.60	2.36	(.63)	(.13)	(.76)	18.69	14.00	120.67			.65		4.17
Year ended 7/31/2004		15.43	.68	1.70	2.38	(.72)	-	(.72)	17.09	15.64	30.69			.69		4.05
Class R-5:
Six months ended 1/31/2009	(5)	16.97	.40	(4.71)	(4.31)	(.44)	-	(.44)	12.22	(25.67)	464.40		(6)	.37	(6)	5.66	(6)
Year ended 7/31/2008		20.54	.91	(2.68)	(1.77)	(.95)	(.85)	(1.80)	16.97	(9.26)	559.36			.33		4.80
Year ended 7/31/2007		19.32	.91	1.74	2.65	(.97)	(.46)	(1.43)	20.54	13.94	350.36			.33		4.42
Year ended 7/31/2006		18.70	.85	.93	1.78	(.80)	(.36)	(1.16)	19.32	9.92	168.36			.34		4.56
Year ended 7/31/2005		17.10	.80	1.61	2.41	(.68)	(.13)	(.81)	18.70	14.33	81.37			.35		4.45
Year ended 7/31/2004		15.44	.73	1.71	2.44	(.78)	-	(.78)	17.10	16.01	57.37			.37		4.35

		Year ended July 31
	Six months ended January 31, 2009(5)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	24%	38%	32%	35%	24%	27%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2008, through January 31, 2009).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 8/1/2008	Ending account value 1/31/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$743.02	$2.64	.60%
Class A -- assumed 5% return	1,000.00	1,022.18	3.06	.60
Class B -- actual return	1,000.00	739.54	6.01	1.37
Class B -- assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class C -- actual return	1,000.00	739.50	6.23	1.42
Class C -- assumed 5% return	1,000.00	1,018.05	7.22	1.42
Class F-1 -- actual return	1,000.00	743.05	2.72	.62
Class F-1 -- assumed 5% return	1,000.00	1,022.08	3.16	.62
Class F-2 -- actual return †	1,000.00	746.13	1.79	.41
Class F-2 -- assumed 5% return †	1,000.00	1,023.14	2.09	.41
Class 529-A -- actual return	1,000.00	742.52	2.85	.65
Class 529-A -- assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 529-B -- actual return	1,000.00	739.29	6.49	1.48
Class 529-B -- assumed 5% return	1,000.00	1,017.74	7.53	1.48
Class 529-C -- actual return	1,000.00	739.47	6.45	1.47
Class 529-C -- assumed 5% return	1,000.00	1,017.80	7.48	1.47
Class 529-E -- actual return	1,000.00	741.43	4.26	.97
Class 529-E -- assumed 5% return	1,000.00	1,020.32	4.94	.97
Class 529-F-1 -- actual return	1,000.00	743.20	2.07	.47
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.84	2.40	.47
Class R-1 -- actual return	1,000.00	739.50	6.27	1.43
Class R-1 -- assumed 5% return	1,000.00	1,018.00	7.27	1.43
Class R-2 -- actual return	1,000.00	738.88	6.75	1.54
Class R-2 -- assumed 5% return	1,000.00	1,017.44	7.83	1.54
Class R-3 -- actual return	1,000.00	741.54	4.30	.98
Class R-3 -- assumed 5% return	1,000.00	1,020.27	4.99	.98
Class R-4 -- actual return	1,000.00	742.42	2.94	.67
Class R-4 -- assumed 5% return	1,000.00	1,021.83	3.41	.67
Class R-5 -- actual return	1,000.00	743.30	1.63	.37
Class R-5 -- assumed 5% return	1,000.00	1,023.34	1.89	.37

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

† The period for the “annualized expense ratio” and “actual return” line is based on the number of days from August 1, 2008 (the initial sale of the share class), through January 31, 2009, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 184 days.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2009. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing current income and, secondarily, growth of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that although the fund’s net asset value per share had declined during the one-year period ended December 31, 2008, its long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase as well as the 10% advisory fee waiver that was then in effect. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of CRMC’s 10% advisory fee waiver that was then in effect, reflecting benefits that may accrue from growth in assets. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended December 31, 2008
(the most recent calendar quarter-end):	1 year	5 years	Life of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–32.81%	–0.35%	3.98%
Not reflecting CDSC	–29.43	–0.04	3.98

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–30.14	–0.11	2.52
Not reflecting CDSC	–29.46	–0.11	2.52

Class F-1 shares[1] — first sold 3/15/01
Not reflecting annual asset-based fee
charged by sponsoring firm	–28.87	0.67	3.31

Class F-2 shares[1] — first sold 8/1/08
Not reflecting annual asset-based fee
charged by sponsoring firm	—	—	–20.65	[2]

Class 529-A shares[3] — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–33.01	–0.56	2.27
Not reflecting maximum sales charge	–28.93	0.62	3.15

Class 529-B shares[3] — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	–32.92	–0.52	2.42
Not reflecting CDSC	–29.55	–0.21	2.42

Class 529-C shares[3] — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–30.21	–0.19	2.43
Not reflecting CDSC	–29.53	–0.19	2.43

Class 529-E shares[1,3] — first sold 2/25/02	–29.11	0.33	2.80

Class 529-F-1 shares[1,3] — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	–28.78	0.75	4.73

[1]These shares are sold without any initial or contingent deferred sales charge.
[2]Results are cumulative total returns; they are not annualized.
[3]Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Respective fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 28 to 31 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete January 31, 2009, portfolio of The Income Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Income Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of The Income Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 31 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

■	A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

■	An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

■	The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

■	Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

■	A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

■  Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
  The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
Smallcap World Fund®

■  Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

■  Equity-income funds
Capital Income Builder®
  >The Income Fund of America®

■   Balanced fund
American Balanced Fund®

■   Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
  Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

■  Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®

State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

■  Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

■  American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit No. MFGESR-906-0309P

Litho in USA BAG/LPT/8088-S16773

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

The Income Fund of America®

Investment portfolio

January 31, 2009
 unaudited

Common stocks — 55.10%	Shares		Value (000)

TELECOMMUNICATION SERVICES — 7.69%
AT&T Inc.	56,084,621		$1,380,803
Verizon Communications Inc.	45,584,600		1,361,612
Koninklijke KPN NV1	37,739,757		503,989
Telecom Italia SpA, nonvoting[1]	134,928,000		130,414
Telecom Italia SpA[1]	72,765,000		89,407
Vodafone Group PLC[1]	64,650,000		120,012
Qwest Communications International Inc.	35,000,000		112,700
Telstra Corp. Ltd.[1]	45,368,954		108,580
Telekomunikacja Polska SA1	17,645,900		99,852
Singapore Telecommunications Ltd.[1]	40,000,000		69,543
StarHub Ltd[1]	45,306,250		60,976
Bell Aliant Regional Communications Income Fund	2,825,700		56,122
Sprint Nextel Corp., Series 1[2]	760,501		1,848
Embarq Corp.	38,025		1,358
American Tower Corp., Class A2	42,271		1,283
XO Holdings, Inc.[2]	9,158		1
			4,098,500

CONSUMER STAPLES — 6.70%
Kraft Foods Inc., Class A	22,000,821		617,123
Philip Morris International Inc.	12,530,000		465,490
Hershey Co.[3]	10,821,000		403,407
H.J. Heinz Co.	9,511,700		347,177
Coca-Cola Co.	7,240,000		309,293
Diageo PLC[1]	18,650,000		254,456
Unilever NV, depository receipts[1]	6,380,000		140,768
Unilever NV (New York registered)	5,051,750		110,987
General Mills, Inc.	3,421,800		202,399
Clorox Co.	3,050,000		152,957
Kimberly-Clark Corp.	2,950,000		151,837
Altria Group, Inc.	7,031,200		116,296
Reynolds American Inc.	3,000,000		114,540
Goodman Fielder Ltd.[1,3]	67,000,000		64,784
SABMiller PLC[1]	3,876,000		63,179
Coca-Cola Amatil Ltd.[1]	5,092,118		29,480
ConAgra Foods, Inc.	1,340,400		22,921
			3,567,094

INDUSTRIALS — 6.39%
Waste Management, Inc.	22,435,500		699,763
General Electric Co.	45,169,000		547,900
Emerson Electric Co.	11,885,000		388,640
United Parcel Service, Inc., Class B	7,530,000		319,950
Schneider Electric SA1	4,214,488		268,013
Finmeccanica SpA[1]	11,307,669		177,141
Deutsche Post AG1	14,021,400		175,887
Cooper Industries, Ltd., Class A	5,000,000		134,550
Masco Corp.	16,253,200		127,100
Hubbell Inc., Class B	3,272,100		101,435
Avery Dennison Corp.	3,248,182		78,703
Macquarie Korea Infrastructure Fund[1,3]	21,472,962		78,655
Atlas Copco AB, Class A1	11,000,000		74,076
De La Rue PLC[1,3]	5,119,718		69,183
Watsco, Inc.	1,707,900		56,446
R.R. Donnelley & Sons Co.	2,845,400		27,771
Corporate Executive Board Co.	1,364,500		27,563
SembCorp Industries Ltd[1]	16,689,500		24,807
Sandvik AB1	2,400,000		12,318
Delta Air Lines, Inc.[2]	1,544,006		10,654
UAL Corp.[2]	59,995		566
			3,401,121

UTILITIES — 6.24%
GDF Suez[1]	15,686,565		601,939
Entergy Corp.	4,942,600		377,417
FirstEnergy Corp.	6,141,500		307,013
RWE AG1	3,350,663		260,333
Exelon Corp.	3,800,000		206,036
Duke Energy Corp.	13,431,172		203,482
E.ON AG1	5,900,000		189,793
Southern Co.	5,405,000		180,797
DTE Energy Co.	5,000,000		172,500
Hongkong Electric Holdings Ltd.[1]	26,754,000		157,031
Consolidated Edison, Inc.	2,750,000		112,062
PPL Corp.	3,300,000		101,178
Enel SpA[1]	16,433,000		92,098
Ameren Corp.	2,500,000		83,125
Progress Energy, Inc.	2,045,400		79,198
American Electric Power Co., Inc.	2,500,000		78,375
NiSource Inc.	4,859,596		47,041
Spark Infrastructure[1]	50,400,000		42,880
DUET Group[1]	22,425,266		29,974
			3,322,272

HEALTH CARE — 5.08%
Merck & Co., Inc.	30,175,000		861,496
Bristol-Myers Squibb Co.	28,525,500		610,731
Eli Lilly and Co.	12,890,000		474,610
Pfizer Inc	19,050,000		277,749
Wyeth	4,257,500		182,945
Abbott Laboratories	3,000,000		166,320
Johnson & Johnson	2,150,000		124,034
Schering-Plough Corp.	439,243		7,713
Clarent Hospital Corp.[1,2,3]	484,684		24
			2,705,622

FINANCIALS — 4.83%
JPMorgan Chase & Co.	16,460,000		419,895
U.S. Bancorp	25,777,400		382,537
Wells Fargo & Co.	14,708,000		277,981
Unibail-Rodamco, non-registered shares[1]	1,475,000		198,592
Equity Residential, shares of beneficial interest	6,842,800		163,748
PNC Financial Services Group, Inc.	3,832,000		124,617
Kimco Realty Corp.	8,127,866		116,879
Alexandria Real Estate Equities, Inc.[3]	1,730,300		102,676
People’s United Financial, Inc.	6,100,000		99,796
Crédit Agricole SA1	8,000,000		97,337
Hospitality Properties Trust[3]	6,000,000		80,520
HCP, Inc.	2,442,300		57,003
Bank of America Corp.	8,000,000		52,640
Singapore Exchange Ltd.[1]	14,500,000		49,147
Simon Property Group, Inc.	1,000,000		42,980
SunTrust Banks, Inc.	3,500,000		42,910
QBE Insurance Group Ltd.[1]	2,707,792		40,792
Itaúsa — Investimentos Itaú SA, preferred nominative	11,058,500		34,937
CapitalSource Inc.	8,828,441		32,136
Citigroup Inc.	8,500,000		30,175
Unibanco-União de Bancos Brasileiros SA, units (GDR)	484,000		27,239
Boardwalk REIT	1,199,000		26,141
HSBC Holdings PLC (Hong Kong)[1]	2,981,600		23,096
ING Groep NV, depository receipts[1]	2,816,200		22,488
AXA SA1	875,000		13,630
DnB NOR ASA[1]	3,750,000		12,646
iStar Financial, Inc.	2,415,822		2,537
			2,575,075

ENERGY — 4.37%
Chevron Corp.	13,015,000		917,818
TOTAL SA1	3,855,000		192,804
TOTAL SA (ADR)	3,640,000		181,199
Diamond Offshore Drilling, Inc.	5,015,000		314,741
Royal Dutch Shell PLC, Class A (ADR)	4,000,000		196,920
Royal Dutch Shell PLC, Class B1	2,797,147		66,751
Spectra Energy Corp	16,311,414		236,679
Occidental Petroleum Corp.	2,000,000		109,100
Penn West Energy Trust	8,775,000		99,774
ARC Energy Trust	690,500		9,287
			2,325,073

CONSUMER DISCRETIONARY — 3.93%
McDonald’s Corp.	10,318,300		598,668
Vivendi SA1	14,955,000		386,046
Home Depot, Inc.	16,849,800		362,776
Esprit Holdings Ltd.[1]	49,615,400		264,632
VF Corp.	2,130,000		119,323
H & M Hennes & Mauritz AB, Class B1	2,277,000		87,917
Tatts Group Ltd.[1]	46,500,000		84,249
Limited Brands, Inc.	6,169,000		48,859
Regal Entertainment Group, Class A	4,827,018		48,463
CBS Corp., Class B	7,000,000		40,040
Leggett & Platt, Inc.	1,874,000		23,406
Kesa Electricals PLC[1]	10,900,000		15,917
Time Warner Cable Inc., Class A2	404,298		7,532
Ford Motor Co.[2]	2,169,728		4,057
Adelphia Recovery Trust, Series ACC-1[2]	19,531,478		195
American Media Operations, Inc.[1,2,4]	281,003		3
			2,092,083

INFORMATION TECHNOLOGY — 3.36%
Intel Corp.	36,920,000		476,268
Microchip Technology Inc.[3]	14,128,000		268,008
Automatic Data Processing, Inc.	6,900,000		250,677
Paychex, Inc.	8,897,000		216,108
Microsoft Corp.	11,045,000		188,870
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	16,527,729		124,619
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	31,999,668		38,543
Maxim Integrated Products, Inc.	12,045,000		159,355
Lite-On Technology Corp.[1]	106,056,798		64,223
ZiLOG, Inc.[2]	455,000		1,101
			1,787,772

MATERIALS — 1.94%
E.I. du Pont de Nemours and Co.	16,600,000		381,136
Weyerhaeuser Co.[3]	10,728,000		293,304
MeadWestvaco Corp.[3]	11,500,696		133,868
Vulcan Materials Co.	1,500,000		74,190
International Paper Co.	5,500,000		50,160
Fletcher Building Ltd.[1]	15,584,014		44,101
PPG Industries, Inc.	745,000		27,997
Alcoa Inc.	3,036,400		23,653
Freeport-McMoRan Copper & Gold Inc.	300,000		7,542
			1,035,951

MISCELLANEOUS — 4.57%
Other common stocks in initial period of acquisition			2,430,220

Total common stocks (cost: $39,044,360,000)			29,340,783

Preferred stocks — 1.18%

FINANCIALS — 1.18%
SMFG Preferred Capital USD 3 Ltd. 9.50%[4,5]	173,190,000		165,647
SMFG Preferred Capital USD 1 Ltd. 6.078%[4,5]	26,170,000		17,616
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative[4]	8,800,000		8,001
Vornado Realty Trust, Series I, 6.625%	3,380,000		52,559
Bank of America Corp., Series K, 8.00% noncumulative[5]	84,500,000		44,812
BAC Capital Trust XIII 2.396%[5]	14,880,000		3,473
JPMorgan Chase & Co., Series I, 7.90%[5]	54,715,000		41,686
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up4,5	25,000,000		19,252
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up4,5	10,000,000		8,676
Public Storage, Inc., Series F, 6.45%	1,000,000		18,590
Public Storage, Inc., Series V, 7.50% cumulative depositary shares	400,000		9,120
Santander Finance Preferred S.A., Unipersonal, 6.50%	1,417,200		23,331
Woori Bank 6.208%[4,5]	45,000,000		19,779
Barclays Bank PLC 7.434%[4,5]	39,905,000		18,765
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	31,710,000		18,102
BNP Paribas 7.195%[4,5]	24,500,000		13,485
BNP Paribas Capital Trust 9.003% noncumulative trust[4,5]	8,000,000		4,483
PNC Preferred Funding Trust I 6.517%[4,5]	35,400,000		17,052
Citigroup Inc., Series E, 8.40%[5]	39,450,000		14,458
ILFC E-Capital Trust I 5.90%[4,5]	25,300,000		7,971
ILFC E-Capital Trust II 6.25%[4,5]	18,790,000		6,167
Standard Chartered PLC 6.409%[4,5]	25,500,000		8,805
Standard Chartered PLC 7.014% noncumulative redeemable preference shares[4,5]	11,000,000		4,308
QBE Capital Funding II LP 6.797%[4,5]	18,715,000		10,291
Fannie Mae, Series O, 7.00%[4,5]	3,183,287		7,560
Fannie Mae, Series S, 8.25% noncumulative	1,511,450		1,757
Fannie Mae, Series R, 7.625%	592,700		624
AXA SA, Series B, 6.379%[4,5]	21,250,000		9,203
General Motors Corp. 9.00%[4]	28,785		7,185
Société Générale 5.922%[4,5]	15,935,000		7,113
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	45,950,000		6,103
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[4,5]	6,500,000		5,721
XL Capital Ltd., Series C, 6.102%[1,4]	1,039,200		3,704
XL Capital Ltd., Series E, 6.50%[5]	12,750,000		1,818
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[4,5]	7,322,000		4,725
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[5]	14,025,000		4,527
Lloyds TSB Group PLC 6.267%[4,5]	12,400,000		3,081
Royal Bank of Scotland Group PLC, Series U, 7.64%[5]	18,200,000		2,822
Freddie Mac, Series Z, 8.375%	1,100,000		1,169
Freddie Mac, Series W, 5.66%	1,912,800		904
Freddie Mac, Series Y, 6.55%	717,000		344
Shinhan Bank 5.663% 2035[5]	2,075,000		1,134
Shinhan Bank 6.819% 2036[5]	400,000		214
iStar Financial, Inc., Series F, 7.80% cumulative redeemable	398,400		1,195
BOI Capital Funding (No. 2) LP 5.571%[4,5]	2,500,000		249
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[4]	2,948,000		29
Lehman Brothers Holdings E-Capital Trust I 3.59%[5,6]	3,085,000		—
			627,610

MISCELLANEOUS — 0.00%
Other preferred stocks in initial period of acquisition			374

Total preferred stocks (cost: $1,327,472,000)			627,984

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[1,2]	18,316		—
XO Holdings, Inc., Series B, warrants, expire 2010[1,2]	13,738		—
XO Holdings, Inc., Series C, warrants, expire 2010[1,2]	13,738		—
GT Group Telecom Inc., warrants, expire 2010[1,2,4]	15,000		—
			—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 2018[1,2,4]	3,456		—

Total warrants (cost: $779,000)			—

Convertible securities — 1.60%	Shares or principal amount		Value (000)

HEALTH CARE — 0.54%
Schering-Plough Corp., 6.00% convertible preferred 2010	990,100		$172,287
Mylan Inc. 6.50% convertible preferred 2010[1]	140,000		103,425
Incyte Corp. 3.50% convertible notes 2011[4]	$15,000,000		7,575
			283,287

MATERIALS — 0.24%
Cia. Vale do Rio Doce, Class A, 5.50% convertible preferred 2010	1,000,000		31,460
Cia. Vale do Rio Doce, Series 1, 5.50% convertible preferred 2010	2,590,000		80,679
Freeport-McMoRan Copper & Gold Inc. 6.75% convertible preferred 2010	290,000		13,514
			125,653

CONSUMER STAPLES — 0.22%
Archer Daniels Midland Co., 6.25% convertible preferred 2011, units	2,700,000		97,362
Bunge Ltd. 5.125% convertible preferred 2010	13,300		5,453
Bunge Ltd. 4.875% convertible preferred	247,700		15,235
			118,050

FINANCIALS — 0.14%
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares[1,7]	3,570,000		57,165
Metropolitan Life Insurance Co., Class B, 6.375% convertible preferred 2009, units	2,000,000	units	16,540
Fannie Mae, Series 2004-1, 5.375% convertible preferred	396		1,584
			75,289

ENERGY — 0.10%
El Paso Corp. 4.99% convertible preferred[4]	75,000		54,066

INFORMATION TECHNOLOGY — 0.09%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$92,245,000		27,904
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$63,525,000		20,090
			47,994

INDUSTRIALS — 0.07%
UAL Corp. 4.50% convertible notes 2021	$72,600,000		38,144

CONSUMER DISCRETIONARY — 0.02%
Ford Motor Co. 4.25% convertible notes 2036	$46,316,700		10,884

MISCELLANEOUS — 0.18%
Other convertible securities in initial period of acquisition			96,523

Total convertible securities (cost: $1,460,098,000)			849,890

	Principal amount
Bonds & notes — 33.51%	(000)

MORTGAGE-BACKED OBLIGATIONS[8] — 7.49%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	$36,750		38,962
Fannie Mae 9.00% 2010	6		6
Fannie Mae 4.89% 2012	10,000		10,124
Fannie Mae 4.00% 2015	4,356		4,397
Fannie Mae 7.00% 2016	141		148
Fannie Mae 5.00% 2018	12,371		12,751
Fannie Mae 5.50% 2018	10,388		10,770
Fannie Mae 10.00% 2018	196		219
Fannie Mae 5.50% 2020	28,460		29,471
Fannie Mae 6.00% 2021	1,201		1,252
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	20,288		20,482
Fannie Mae 9.50% 2022	201		221
Fannie Mae 5.50% 2023	14,850		15,331
Fannie Mae 5.50% 2023	10,534		10,875
Fannie Mae 5.50% 2023	9,874		10,203
Fannie Mae 7.50% 2023	7		7
Fannie Mae 5.00% 2024	20,000		20,459
Fannie Mae 10.00% 2025[1]	135		137
Fannie Mae, Series 2001-4, Class GA, 10.148% 2025[5]	722		817
Fannie Mae, Series 2001-4, Class NA, 11.87% 2025[5]	56		62
Fannie Mae 6.00% 2026	17,261		17,854
Fannie Mae 6.50% 2026	5,320		5,548
Fannie Mae 6.50% 2026	824		859
Fannie Mae 7.00% 2026	2,254		2,373
Fannie Mae 6.50% 2027	1,385		1,444
Fannie Mae 6.50% 2027	1,269		1,323
Fannie Mae 6.50% 2027	1,124		1,172
Fannie Mae 6.50% 2027	1,040		1,084
Fannie Mae 6.00% 2028	26,220		27,055
Fannie Mae 7.00% 2028	6,786		7,143
Fannie Mae 7.00% 2028	1,160		1,221
Fannie Mae 7.50% 2031	282		299
Fannie Mae, Series 2001-20, Class E, 9.625% 2031[5]	582		652
Fannie Mae 5.50% 2033	4,063		4,177
Fannie Mae 4.566% 2035[5]	4,633		4,729
Fannie Mae 5.50% 2035	14,834		15,220
Fannie Mae 5.50% 2035	6,729		6,904
Fannie Mae 6.50% 2035	421		441
Fannie Mae 7.00% 2035	6,984		7,353
Fannie Mae 6.00% 2036	20,000		20,638
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	7,610		7,821
Fannie Mae 6.50% 2036	14,628		15,171
Fannie Mae 5.50% 2037	94,025		96,320
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	22,811		23,267
Fannie Mae 5.50% 2037	17,932		18,381
Fannie Mae 5.621% 2037[5]	15,119		15,544
Fannie Mae 6.00% 2037	378,512		390,579
Fannie Mae 6.00% 2037	75,316		77,717
Fannie Mae 6.00% 2037	49,500		51,078
Fannie Mae 6.00% 2037	32,248		33,276
Fannie Mae 6.00% 2037	27,271		28,174
Fannie Mae 6.00% 2037	20,000		20,638
Fannie Mae 6.00% 2037[1]	19,691		20,104
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	17,312		17,840
Fannie Mae 6.00% 2037	15,705		16,225
Fannie Mae 6.00% 2037	10,172		10,500
Fannie Mae 6.00% 2037	10,000		10,319
Fannie Mae 6.00% 2037	2,217		2,272
Fannie Mae 6.50% 2037	53,295		55,275
Fannie Mae 6.50% 2037	17,010		17,753
Fannie Mae 6.50% 2037	16,596		17,305
Fannie Mae 6.50% 2037	13,120		13,681
Fannie Mae 6.50% 2037	12,911		13,391
Fannie Mae 6.50% 2037[1]	12,441		12,834
Fannie Mae 6.50% 2037	6,977		7,236
Fannie Mae 6.50% 2037	6,204		6,475
Fannie Mae 6.50% 2037	3,962		4,135
Fannie Mae 6.78% 2037[5]	1,489		1,540
Fannie Mae 7.00% 2037	33,922		35,453
Fannie Mae 7.00% 2037	30,431		32,032
Fannie Mae 7.00% 2037	13,458		14,166
Fannie Mae 7.00% 2037	12,812		13,390
Fannie Mae 7.00% 2037	10,198		10,658
Fannie Mae 7.00% 2037	9,899		10,346
Fannie Mae 7.00% 2037	8,352		8,792
Fannie Mae 7.00% 2037	7,841		8,195
Fannie Mae 7.00% 2037[1]	4,357		4,532
Fannie Mae 7.00% 2037[1]	3,566		3,709
Fannie Mae 7.00% 2037	1,868		1,952
Fannie Mae 7.00% 2037	1,192		1,255
Fannie Mae 7.50% 2037	21,655		22,641
Fannie Mae 7.50% 2037	3,822		3,996
Fannie Mae 7.50% 2037	3,186		3,331
Fannie Mae 7.50% 2037	1,601		1,673
Fannie Mae 7.50% 2037[1]	1,243		1,292
Fannie Mae 7.50% 2037[1]	747		776
Fannie Mae 8.00% 2037	1,211		1,266
Fannie Mae 8.00% 2037	1,174		1,228
Fannie Mae 4.50% 2038	14,116		14,214
Fannie Mae 5.00% 2039	29,000		29,471
Fannie Mae 6.00% 2035	79,985		82,447
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,335		1,380
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	907		960
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	653		692
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,447		1,536
Fannie Mae 6.50% 2047	6,081		6,295
Fannie Mae 6.50% 2047	5,519		5,714
Fannie Mae 6.50% 2047	5,180		5,363
Fannie Mae 6.50% 2047	4,164		4,311
Fannie Mae 6.50% 2047	3,557		3,683
Fannie Mae 6.50% 2047	2,407		2,492
Fannie Mae 6.50% 2047	1,412		1,462
Fannie Mae 6.50% 2047	1,037		1,074
Fannie Mae 7.00% 2047	5,808		6,055
Fannie Mae 7.00% 2047	3,495		3,644
Fannie Mae 7.00% 2047	3,490		3,639
Fannie Mae 7.00% 2047	2,689		2,804
Fannie Mae 7.00% 2047	1,577		1,645
Freddie Mac 8.50% 2009	5		5
Freddie Mac 8.50% 2010	16		16
Freddie Mac 5.00% 2018	7,569		7,800
Freddie Mac 5.50% 2018	3,744		3,882
Freddie Mac 11.00% 2018	139		156
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425		24,819
Freddie Mac 5.50% 2019	10,107		10,477
Freddie Mac, Series 178, Class Z, 9.25% 2021	70		74
Freddie Mac, Series 2289, Class NB, 11.464% 2022[5]	137		155
Freddie Mac 5.00% 2023	29,424		30,145
Freddie Mac 5.00% 2023	27,316		27,985
Freddie Mac 5.00% 2023	22,709		23,265
Freddie Mac 5.00% 2023	14,877		15,241
Freddie Mac 5.00% 2023	8,065		8,267
Freddie Mac 5.00% 2023	4,597		4,710
Freddie Mac 6.00% 2026	4,448		4,601
Freddie Mac 6.00% 2027	7,658		7,902
Freddie Mac 4.634% 2035[5]	6,419		6,565
Freddie Mac 5.00% 2035	11,407		11,599
Freddie Mac, Series 3061, Class PN, 5.50% 2035	5,310		5,504
Freddie Mac 5.00% 2036	10,320		10,481
Freddie Mac, Series 3257, Class PA, 5.50% 2036	22,236		22,836
Freddie Mac 7.00% 2036	1,689		1,755
Freddie Mac 5.00% 2037	3,292		3,343
Freddie Mac 5.437% 2037[5]	10,854		11,114
Freddie Mac, Series 3286, Class JN, 5.50% 2037	30,033		30,641
Freddie Mac, Series 3312, Class PA, 5.50% 2037	22,901		23,334
Freddie Mac, Series 3318, Class JT, 5.50% 2037	16,783		17,122
Freddie Mac, Series 3271, Class OA, 6.00% 2037	21,470		22,686
Freddie Mac 6.50% 2037	7,247		7,560
Freddie Mac 5.00% 2038	31,976		32,474
Freddie Mac 5.938% 2038[5]	4,041		4,130
Freddie Mac 6.50% 2038	30,794		32,136
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020[1]	6,194		4,831
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	78,075		63,084
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	13,340		9,705
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	6,132		4,717
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	11,354		3,432
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	11,972		6,069
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	3,863		3,215
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A-7, 0.739% 2036[5]	12,661		6,656
Countrywide Alternative Loan Trust, Series 2006-14CB, Class A-2, 0.789% 2036[5]	6,444		3,941
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-4, 5.50% 2036	10,000		5,789
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	7,028		5,681
Countrywide Alternative Loan Trust, Series 2007-J1, Class 3-A-4, 5.755% 2036[5]	20,000		9,938
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.739% 2037[5]	27,196		10,067
Countrywide Alternative Loan Trust, Series 2007-5CB, Class 1-A-19, 0.839% 2037[1,5]	32,475		17,861
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1-A-9, 5.75% 2037	15,304		8,912
Countrywide Alternative Loan Trust, Series 2007-7T2, Class A-27, 6.00% 2037	36,739		20,291
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.85% 2047[5]	29,832		15,048
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.924% 2047[5]	16,348		8,312
Government National Mortgage Assn. 9.50% 2009	27		27
Government National Mortgage Assn. 9.00% 2016	32		35
Government National Mortgage Assn. 8.50% 2017	7		8
Government National Mortgage Assn. 8.50% 2017	3		3
Government National Mortgage Assn. 8.50% 2021	160		174
Government National Mortgage Assn. 8.50% 2021	26		29
Government National Mortgage Assn. 8.50% 2021	5		6
Government National Mortgage Assn. 9.50% 2021	96		107
Government National Mortgage Assn. 10.00% 2021	1,025		1,162
Government National Mortgage Assn. 10.00% 2025	971		1,095
Government National Mortgage Assn. 6.00% 2038	84,271		86,818
Government National Mortgage Assn. 6.50% 2038	53,899		56,004
Government National Mortgage Assn. 6.50% 2038	3,953		4,108
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	52,474		48,577
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A-2, 5.00% 2018	31,861		29,495
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 5.451% 2033[5]	175		117
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 4-A1, 5.339% 2037[5]	3,952		2,754
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.816% 2037[5]	33,799		23,939
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.849% 2037[5]	17,091		9,467
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.868% 2037[5]	16,329		9,001
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	10,681		8,761
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	6,609		4,804
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	100		46
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 5.868% 2035[5]	9,781		5,241
Residential Accredit Loans, Inc., Series 2007-QS5, Class A-5, 0.689% 2037[5]	43,125		18,166
Residential Accredit Loans, Inc., Series 2007-QS8, Class A-1, 0.79% 2037[5]	5,884		2,545
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	52,113		27,272
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	13,558		8,564
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	7,094		3,885
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	5,240		4,062
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,677		3,405
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,899		2,020
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	7,375		7,274
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	4,851		3,137
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	8,901		8,618
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[4]	18,205		12,477
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	10,000		8,453
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,910		6,763
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 2038[5]	8,000		7,201
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 2040[5]	3,050		2,760
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[5]	10,900		9,103
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	3,681		3,596
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	1,741		1,642
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	14,040		13,316
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	799		748
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-2, 4.223% 2042	11,687		10,965
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,886		2,718
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[5]	3,840		2,593
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[5]	27,700		19,411
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	20,000		19,282
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4]	7,250		5,872
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[1,4]	20,000		16,000
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[1,4]	37,375		27,844
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,4]	20,500		12,589
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,4]	5,550		3,168
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A-1, 0.709% 2037[5]	10,750		4,685
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	14,000		6,523
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.076% 2037[5]	15,286		7,400
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	32,242		17,523
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	42,715		18,913
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	21,494		9,704
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	10,000		9,000
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[1,4]	37,750		33,031
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[1,4]	9,000		7,335
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1,4]	16,575		13,343
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1,4]	1,250		994
Wells Fargo Mortgage-backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018	13,761		12,622
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021[1]	7,422		6,829
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.656% 2036[5]	12,994		9,232
Wells Fargo Mortgage-backed Securities Trust, Series 2007-11, Class A-96, 6.00% 2037	50,269		33,523
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 5.315% 2033[5]	703		576
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.619% 2034[5]	3,364		2,255
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.562% 2035[5]	6,005		3,566
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.201% 2037[5]	18,841		13,066
CHL Mortgage Pass-Through Trust, Series 2007-8, Class 1-A-1, 6.00% 2038	8,778		6,712
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.93% 2047[5]	39,033		22,088
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.083% 2047[5]	21,867		12,614
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1,4]	10,000		9,150
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[1,4]	7,000		6,300
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[1,4]	12,000		10,680
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[1,4]	5,000		4,100
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1,4]	18,000		14,220
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1,4]	17,000		13,090
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1,4]	1,670		1,269
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[1,4]	12,000		11,160
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[1,4]	11,100		10,101
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[1,4]	8,000		7,240
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[1,4]	29,000		25,955
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	15,000		12,947
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	9,720		9,338
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[5]	5,000		3,914
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.265% 2044[5]	22,000		17,937
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	12,500		10,224
Lehman Mortgage Trust, Series 2005-2, Class 5-A1, 1.289% 2035[5]	16,660		6,818
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	7,079		6,378
Lehman Mortgage Trust, Series 2006-3, Class 3-A1, 0.739% 2036[5]	56,799		27,265
Lehman Mortgage Trust, Series 2006-8, Class 2-A1, 0.81% 2036[5]	2,552		1,053
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.826% 2037[5]	24,425		12,253
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.76% 2036[5]	28,238		15,768
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.207% 2036[5]	40,604		19,591
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.769% 2036[5]	6,582		3,640
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.893% 2036[5]	11,168		5,968
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.921% 2036[5]	27,082		15,011
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.928% 2037[5]	10,503		5,563
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.975% 2047[5]	6,550		3,609
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	5,395		4,995
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.573% 2035[5]	18,343		11,541
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR5, Class 2-A7A, 6.217% 2036[5]	24,255		13,953
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.608% 2037[5]	5,526		3,282
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	19,584		10,634
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	38,428		21,209
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	10,506		10,469
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[1,5]	3,000		2,499
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.227% 2045[5]	17,730		14,374
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019	27,261		24,691
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.84% 2033[5]	1,693		1,419
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	2,640		2,414
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.338% 2044[5]	13,000		8,707
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.334% 2045[5]	17,000		14,719
Bank of America 5.50% 2012[4]	22,500		22,258
CitiMortgage Alternative Loan Trust, Series 2005-A1, Class IIA-1, 5.00% 2020	13,697		10,610
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class IA-1, 6.00% 2037[1]	20,000		11,400
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.955% 2034[5]	1,792		1,291
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[5]	20,000		10,995
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.871% 2035[5]	13,334		7,968
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	21,353		18,429
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	9,890		8,937
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[5]	10,000		9,196
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[1]	18,153		17,812
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	27,410		17,738
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	14,714		13,202
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	3,695		3,371
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[5]	29,942		16,551
Nationwide Building Society, Series 2007-2, 5.50% 2012[4]	17,500		16,187
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	10,846		6,962
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 4-A-1, 0.81% 2036[5]	5,552		2,346
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 5.967% 2036[5]	911		489
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.612% 2037[5]	12,891		6,249
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 2042[5]	17,875		15,567
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[5]	20,250		14,453
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	20,000		13,485
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.509% 2046[5]	16,673		13,481
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	7,177		6,130
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	5,000		4,123
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	2,642		1,624
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.221% 2031[4,5]	24,105		380
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	3,797		3,723
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	7,665		7,616
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	11,737		11,308
Host Marriott Pool Trust, Series 1999-HMTA, Class D, 7.97% 2015[4]	10,990		11,202
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	10,510		10,230
Banc of America Funding Trust, Series 2007-7, Class 2-A-1, 6.00% 2037	15,990		9,864
Residential Asset Securitization Trust, Series 2006-A9CB, Class A-11, 0.819% 2036[5]	22,482		9,138
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	1,095		738
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	9,856		8,149
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.467% 2027[4,5]	230		229
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.601% 2027[4,5]	190		190
Structured Asset Securities Corp., Series 2005-3, Class 1-A-5, 5.00% 2035	12,539		8,132
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	8,256		8,276
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[4,5]	10,000		7,969
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.731% 2036[5]	2,000		1,040
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.801% 2037[5]	13,875		6,435
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 2018[4]	6,000		6,224
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[4]	6,000		6,220
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925		6,164
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.559% 2037[5]	14,145		5,842
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	689		679
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	5,260		4,985
Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-5, Class II-A-1, 0.589% 2035[5]	8,660		5,266
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.887% 2036[5]	10,456		5,206
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.63% 2036[5]	7,400		5,001
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	4,844		4,755
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	4,149		3,166
TBW Mortgage-Backed Trust, Series 2006-1, Class 2-A-1, 6.50% 2036	6,194		3,055
GSAA Home Equity Trust, Series 2007-10, Class A-1A, 6.00% 2037	4,868		2,541
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 5.456% 2036[5]	3,325		1,757
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	268		259
			3,989,729

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 4.38%
U.S. Treasury 3.875% 2009	5,000		5,051
U.S. Treasury 1.50% 2010	37,000		37,437
U.S. Treasury 1.125% 2011	60,680		60,386
U.S. Treasury 4.50% 2011	16,165		17,608
U.S. Treasury 4.625% 2011	197,750		216,629
U.S. Treasury 4.875% 2011	53,820		58,544
U.S. Treasury 2.00% 2012[1,9]	67,428		69,862
U.S. Treasury 4.25% 2012	112,490		123,629
U.S. Treasury 2.00% 2013[1,9]	20,127		20,047
U.S. Treasury 3.625% 2013	199,640		216,617
U.S. Treasury 4.25% 2013	159,582		178,507
U.S. Treasury 4.25% 2014	91,000		102,677
U.S. Treasury 2.00% 2015[1,9]	74,357		73,329
U.S. Treasury 8.875% 2017	7,500		10,650
U.S. Treasury 2.00% 2018[1,9]	20,305		19,796
U.S. Treasury 3.50% 2018	74,310		78,327
U.S. Treasury 3.75% 2018	41,500		44,697
U.S. Treasury 8.125% 2019	24,000		33,743
U.S. Treasury 6.25% 2023	7,190		9,105
U.S. Treasury 6.00% 2026	20,000		25,553
U.S. Treasury 6.50% 2026	14,385		19,373
U.S. Treasury 5.50% 2028	19,375		23,589
U.S. Treasury 2.00% 2032[1,9]	18,579		22,543
U.S. Treasury 4.50% 2036	101,140		114,691
U.S. Treasury 4.375% 2038	12,495		14,168
Fannie Mae 2.875% 2010	65,000		66,624
Fannie Mae 6.25% 2011	5,400		5,657
Fannie Mae 5.25% 2012	74,000		76,176
Fannie Mae 2.875% 2013	89,205		90,727
Fannie Mae 4.625% 2013	80,000		80,072
Fannie Mae 6.25% 2029	50,000		61,171
Freddie Mac 6.625% 2009	39,355		40,770
Freddie Mac 5.00% 2018	170,000		159,130
Federal Home Loan Bank 5.00% 2009	15,000		15,395
Federal Home Loan Bank 3.625% 2013	8,825		9,208
Federal Home Loan Bank 5.25% 2014	11,125		12,492
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	4,400		4,406
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	11,750		11,711
CoBank ACB 7.875% 2018[4]	10,000		9,661
CoBank ACB 2.596% 2022[4,5]	8,315		5,834
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	11,000		11,671
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	3,000		3,176
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	13,375		13,748
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	12,500		12,698
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	12,500		12,490
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	12,000		12,337
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	12,000		12,275
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000		10,683
			2,334,670

FINANCIALS — 4.15%
Simon Property Group, LP 4.875% 2010	5,000		4,788
Simon Property Group, LP 5.375% 2011	32,700		29,106
Simon Property Group, LP 6.35% 2012	5,000		4,253
Simon Property Group, LP 5.30% 2013	6,000		4,961
Simon Property Group, LP 5.75% 2015	2,500		1,909
Simon Property Group, LP 5.25% 2016	80,040		60,301
Simon Property Group, LP 6.10% 2016	4,250		3,349
Simon Property Group, LP 5.875% 2017	35,825		27,690
Simon Property Group, LP 6.125% 2018	47,375		36,581
Countrywide Home Loans, Inc., Series M, 4.125% 2009	8,000		7,951
Countrywide Financial Corp., Series A, 4.50% 2010	2,695		2,628
Countrywide Financial Corp., Series B, 5.80% 2012	49,356		48,554
Bank of America Corp. 5.30% 2017	55,990		49,228
Merrill Lynch & Co., Inc. 6.875% 2018	10,000		9,643
MBNA Global Capital Funding, Series B, 3.993% 2027[5]	35,000		15,671
Westfield Group 5.40% 2012[4]	22,690		18,825
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[4]	28,560		21,589
Westfield Group 5.70% 2016[4]	60,690		45,088
Westfield Group 7.125% 2018[4]	57,870		46,342
General Motors Acceptance Corp. 6.875% 2011[4]	58,489		46,073
General Motors Acceptance Corp. 7.25% 2011[4]	30,552		24,680
General Motors Acceptance Corp. 6.875% 2012[4]	6,851		4,903
General Motors Acceptance Corp. 7.00% 2012[4]	21,516		15,709
General Motors Acceptance Corp. 7.50% 2013[4]	6,484		3,829
General Motors Acceptance Corp. 4.403% 2014[4,5]	10,438		5,911
General Motors Acceptance Corp. 8.00% 2018[4]	6,366		2,517
Liberty Mutual Group Inc. 6.50% 2035[4]	21,275		13,010
Liberty Mutual Group Inc. 7.50% 2036[4]	5,655		3,734
Liberty Mutual Group Inc., Series A, 7.80% 2087[4]	11,070		5,479
Liberty Mutual Group Inc., Series C, 10.75% 2088[4,5]	109,430		65,750
Independence Community Bank Corp. 4.90% 2010	5,000		4,846
Sovereign Bancorp, Inc. 4.903% 2013[5]	9,135		6,979
Sovereign Bancorp, Inc. 5.125% 2013	20,395		18,400
Independence Community Bank 3.75% 2014[5]	11,255		9,174
Sovereign Bancorp, Inc. 8.75% 2018	37,125		33,065
CIT Group Inc. 2.303% 2009[5]	1,259		1,225
CIT Group Inc. 4.125% 2009	780		734
CIT Group Inc. 6.875% 2009	15,820		15,240
CIT Group Inc. 4.25% 2010	9,294		8,549
CIT Group Inc. 4.75% 2010	4,733		4,080
CIT Group Inc. 1.464% 2011[5]	2,500		1,889
CIT Group Inc. 5.60% 2011	100		84
CIT Group Inc. 7.625% 2012	17,560		14,714
CIT Group Inc. 7.75% 2012	865		684
CIT Group Inc. 5.40% 2013	6,167		4,700
CIT Group Inc. 5.00% 2014	10,525		7,120
CIT Group Inc. 5.125% 2014	235		153
CIT Group Inc. 5.65% 2017	511		334
CIT Group Inc. 12.00% 2018[4]	6,784		4,964
CIT Group Inc. 5.80% 2036	3,898		2,456
CIT Group Inc. 6.10% 2067[5]	13,890		4,485
iStar Financial, Inc., Series B, 2.336% 2009[5]	2,420		1,576
iStar Financial, Inc. 2.536% 2010[5]	6,748		3,720
iStar Financial, Inc. 5.375% 2010	14,010		7,707
iStar Financial, Inc. 6.00% 2010	6,950		3,476
iStar Financial, Inc., Series B, 5.125% 2011	16,930		7,113
iStar Financial, Inc. 5.65% 2011	3,635		1,491
iStar Financial, Inc. 5.80% 2011	485		204
iStar Financial, Inc. 5.15% 2012	3,400		1,395
iStar Financial, Inc. 5.50% 2012	7,700		3,159
iStar Financial, Inc., Series B, 5.95% 2013	808		315
iStar Financial, Inc. 6.50% 2013	5,133		1,849
iStar Financial, Inc. 8.625% 2013	38,217		15,297
iStar Financial, Inc., Series B, 5.70% 2014	2,918		1,081
iStar Financial, Inc. 6.05% 2015	4,612		1,708
iStar Financial, Inc. 5.875% 2016	7,165		2,654
Citigroup Inc. 6.50% 2013	17,500		16,737
Citigroup Inc. 6.125% 2017	8,000		7,248
Citigroup Capital XXI 8.30% 2077[1,5]	49,150		26,541
HSBK (Europe) BV 7.75% 2013	10,275		7,347
HSBK (Europe) BV 7.75% 2013[4]	2,165		1,548
HSBK (Europe) BV 7.25% 2017[4]	65,640		37,087
HSBK (Europe) BV 7.25% 2017	3,125		1,766
Zions Bancorporation 5.65% 2014	19,000		14,462
Zions Bancorporation 5.50% 2015	44,140		31,102
Hospitality Properties Trust 6.85% 2012[3]	6,000		4,100
Hospitality Properties Trust 6.75% 2013[3]	37,235		24,404
Hospitality Properties Trust 5.125% 2015[3]	5,870		3,439
Hospitality Properties Trust 6.30% 2016[3]	4,900		2,600
Hospitality Properties Trust 5.625% 2017[3]	1,485		779
Hospitality Properties Trust 6.70% 2018[3]	16,175		9,183
Realogy Corp., Letter of Credit, 5.05% 2013[5,8,10]	7,350		4,415
Realogy Corp., Term Loan B, 5.706% 2013[5,8,10]	22,596		13,573
Realogy Corp. 10.50% 2014	95,945		22,067
Realogy Corp. 11.75% 2014[11]	19,058		2,573
Realogy Corp. 12.375% 2015	11,125		1,335
UniCredito Italiano SpA 5.584% 2017[4,5]	32,750		21,300
UniCredito Italiano SpA 6.00% 2017[4]	24,400		19,316
HVB Funding Trust I 8.741% 2031[4]	5,670		1,292
HSBC Finance Corp. 4.625% 2010	14,000		13,771
HSBC Holdings PLC 6.50% 2037	28,000		25,619
Midland Bank 2.061% Eurodollar note (undated)[5]	5,000		2,175
HBOS PLC 6.75% 2018[4]	34,425		30,461
HBOS PLC 6.00% 2033[4]	300		189
HBOS PLC 5.375% (undated)[4,5]	24,110		8,389
Lloyds Banking Group PLC 6.657% preference shares (undated)[4,5]	5,950		1,125
SLM Corp., Series A, 5.40% 2011	15,000		12,622
SLM Corp., Series A, 1.459% 2014[5]	10,000		6,411
SLM Corp., Series A, 5.00% 2015	12,000		8,582
SLM Corp., Series A, 8.45% 2018	12,500		10,650
JPMorgan Chase & Co. 4.891% 2015[5]	10,000		9,888
JPMorgan Chase Bank NA 6.00% 2017	14,567		14,216
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	10,025		7,936
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[5]	6,690		5,008
International Lease Finance Corp. 5.00% 2012	5,000		3,672
International Lease Finance Corp., Series R, 5.40% 2012	10,000		7,480
International Lease Finance Corp., Series R, 6.625% 2013	3,500		2,596
American General Finance Corp., Series I, 5.40% 2015	17,250		7,597
American General Finance Corp., Series J, 6.50% 2017	8,000		3,517
American General Finance Corp., Series J, 6.90% 2017	12,500		5,612
American International Group, Inc. 8.175% 2058[4,5]	16,000		5,946
UnumProvident Corp. 5.859% 2009	11,500		11,074
UnumProvident Finance Co. PLC 6.85% 2015[4]	28,500		25,343
Goldman Sachs Group, Inc. 5.95% 2018	2,125		1,919
Goldman Sachs Group, Inc. 6.15% 2018	4,220		3,860
Goldman Sachs Group, Inc. 7.50% 2019[1]	25,875		25,616
Goldman Sachs Group, Inc. 6.75% 2037	3,850		2,934
Standard Chartered Bank 6.40% 2017[4]	40,820		33,656
Santander Issuances, SA Unipersonal 1.885% 2016[4,5]	15,200		11,423
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	15,700		12,538
Abbey National PLC 7.95% 2029	4,642		3,866
Santander Perpetual, SA Unipersonal 6.671% (undated)[4,5]	10,000		5,663
Metropolitan Life Global Funding I, 5.125% 2013[4]	10,000		9,580
MetLife Capital Trust IV 7.875% 2067[4,5]	21,500		14,333
MetLife Capital Trust X 9.25% 2068[4,5]	13,200		9,504
Kimco Realty Corp. 6.00% 2012	3,250		2,590
Kimco Realty Corp., Series C, 5.783% 2016	20,000		14,816
Kimco Realty Corp. 5.70% 2017	21,985		15,634
TuranAlem Finance BV 8.00% 2014	6,005		2,372
TuranAlem Finance BV 8.50% 2015	22,485		8,882
TuranAlem Finance BV 8.50% 2015[4]	10,000		3,950
TuranAlem Finance BV 8.25% 2037[4]	35,000		15,225
TuranAlem Finance BV, Series 8, 8.25% 2037	5,385		2,342
Korea Development Bank 5.30% 2013	29,500		26,374
Korea Development Bank 8.00% 2014	4,000		3,939
Lazard Group LLC 7.125% 2015	32,782		24,789
Lazard Group LLC 6.85% 2017	6,322		4,362
Fifth Third Capital Trust IV 6.50% 2067[5]	59,500		27,162
Rouse Co. 3.625% 2009	32,561		11,885
Rouse Co. 7.20% 2012	28,039		9,673
Rouse Co. 5.375% 2013	2,770		969
Rouse Co. 6.75% 2013[4]	13,400		4,623
E*TRADE Financial Corp. 8.00% 2011	26,350		12,253
E*TRADE Financial Corp. 7.375% 2013	8,100		3,442
E*TRADE Financial Corp. 7.875% 2015	24,700		10,003
Capital One Financial Corp. 6.25% 2013	20,000		18,853
Capital One Capital III 7.686% 2036[5]	10,000		5,300
Capmark Financial Group Inc. 3.038% 2010[5]	4,800		2,724
Capmark Financial Group Inc. 5.875% 2012	40,888		15,532
Capmark Financial Group Inc. 6.30% 2017	15,797		5,230
Prudential Holdings, LLC, Series C, 8.695% 2023[4,8]	22,250		19,372
Prudential Financial, Inc. 8.875% 2068[5]	5,000		3,370
Hartford Financial Services Group, Inc. 6.30% 2018	9,250		7,586
Glen Meadow Pass-Through Trust 6.505% 2067[4,5]	38,500		15,141
Charles Schwab Corp., Series A, 6.375% 2017	15,035		13,744
Schwab Capital Trust I 7.50% 2037[5]	13,000		7,799
Host Marriott, LP, Series M, 7.00% 2012	16,800		15,036
Host Marriott, LP, Series K, 7.125% 2013	7,000		6,090
Development Bank of Singapore Ltd. 7.875% 2010[4]	10,000		10,407
Development Bank of Singapore Ltd. 7.125% 2011[4]	5,000		5,297
DBS Bank Ltd. 1.704% 2021[4,5]	7,250		5,347
PNC Funding Corp., Series II, 6.113% (undated)[4,5]	3,800		1,830
National City Preferred Capital Trust I 12.00% (undated)[5]	20,000		18,200
Lincoln National Corp. 5.65% 2012	12,000		11,250
Lincoln National Corp. 7.00% 2066[5]	15,025		6,950
ZFS Finance (USA) Trust I 6.15% 2065[4,5]	6,000		3,415
ZFS Finance (USA) Trust II 6.45% 2065[4,5]	12,500		5,459
ZFS Finance (USA) Trust V 6.50% 2067[4,5]	20,360		9,173
Kazkommerts International BV 8.50% 2013[4]	2,500		1,462
Kazkommerts International BV 7.875% 2014[4]	10,000		5,450
Kazkommerts International BV 8.00% 2015	14,500		6,742
Kazkommerts International BV, Series 4, 7.50% 2016	7,500		3,254
Resona Bank, Ltd. 5.85% (undated)[4,5]	31,500		16,873
New York Life Global Funding 4.65% 2013[4]	17,000		16,786
American Express Co. 6.15% 2017	12,610		11,878
American Express Co. 8.15% 2038	4,500		4,767
ProLogis 5.625% 2015	2,605		1,393
ProLogis 6.625% 2018	27,915		14,667
ERP Operating LP 5.50% 2012	4,000		3,674
ERP Operating LP 6.584% 2015	2,705		2,273
ERP Operating LP 5.75% 2017	1,660		1,348
ERP Operating LP 7.125% 2017	10,000		8,348
Monumental Global Funding 5.50% 2013[4]	10,000		9,106
Monumental Global Funding III 1.294% 2014[4,5]	8,000		5,320
Lehman Brothers Holdings Inc., Series I, 3.018% 2012[5,6]	2,195		302
Lehman Brothers Holdings Inc., Series G, 4.80% 2014[6]	9,895		1,435
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[6]	2,785		404
Lehman Brothers Holdings Inc., Series H, 5.50% 2016[6]	215		31
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[6]	73,733		10,691
Northern Rock PLC 5.60% (undated)[4,5]	16,380		3,849
Northern Rock PLC 6.594% (undated)[4,5]	33,985		7,986
CNA Financial Corp. 5.85% 2014	5,625		3,965
CNA Financial Corp. 7.25% 2023	11,625		7,804
Wells Fargo & Co. 4.375% 2013	10,850		10,571
Royal Bank of Scotland Group PLC 6.375% 2011	200		187
RBS Capital Trust II 6.425% noncumulative trust (undated)[5]	1,905		507
Royal Bank of Scotland Group PLC 6.99% (undated)[4,5]	27,540		7,298
Royal Bank of Scotland Group PLC 7.648% (undated)[5]	6,381		1,851
Principal Life Insurance Co. 5.30% 2013	10,000		9,590
Catlin Insurance Ltd. 7.249% (undated)[4,5]	40,090		9,555
Developers Diversified Realty Corp. 4.625% 2010	8,695		6,341
Developers Diversified Realty Corp. 5.375% 2012	2,000		947
Developers Diversified Realty Corp. 5.50% 2015	5,000		2,178
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	10,000		9,355
Allstate Corp., Series B, 6.125% 2067[5]	4,020		2,669
Allstate Corp., Series A, 6.50% 2067[5]	9,775		6,326
United Overseas Bank Ltd. 5.375% 2019[4,5]	10,000		8,976
ORIX Corp. 5.48% 2011	12,000		8,860
Nationwide Mutual Insurance 5.81% 2024[4,5]	10,000		4,258
Nationwide Mutual Insurance Co. 7.875% 2033[4]	5,000		2,759
Chubb Corp. 6.375% 2067[5]	10,250		6,929
AXA SA 6.463% (undated)[4,5]	15,000		6,588
Société Générale 5.75% 2016[4]	7,400		6,460
Banco Mercantil del Norte, SA 6.135% 2016[4,5]	2,000		1,298
Banco Mercantil del Norte, SA 6.862% 2021[4,5]	6,850		3,915
Skandinaviska Enskilda Banken AB 7.50% (undated)[4,5]	10,405		5,110
Bank of Nova Scotia 3.25% 2085[5]	10,000		5,097
Silicon Valley Bank 5.70% 2012	5,000		4,847
Assurant, Inc. 5.625% 2014	5,740		4,816
Canadian Imperial Bank of Commerce 3.25% Eurodollar note 2085[1,5]	10,000		4,742
Huntington National Bank 5.50% 2016	510		398
Huntington National Bank 6.60% 2018	5,750		3,919
Huntington National Bank 5.375% 2019	384		242
Nationwide Financial Services, Inc. 6.75% 2067[5]	9,780		4,281
SunTrust Banks, Inc. 7.25% 2018	4,000		4,143
KeyBank NA 5.50% 2012	4,000		3,779
Credit Agricole SA 6.637% (undated)[4,5]	9,233		3,555
Brandywine Operating Partnership, LP 5.75% 2012	4,190		3,060
Genworth Financial, Inc. 6.15% 2066[5]	17,665		2,989
First Tennessee Bank 5.05% 2015	3,400		2,340
United Dominion Realty Trust, Inc. 5.00% 2012	2,500		1,918
LaBranche & Co Inc. 11.00% 2012	1,750		1,553
Plum Creek Timberlands, LP 5.875% 2015	1,500		1,194
Ambac Financial Group, Inc. 6.15% 2087[5]	8,405		755
Barclays Bank PLC 5.926% (undated)[4,5]	1,000		430
BNP Paribas 5.125% 2015[4]	245		215
Downey Financial Corp. 6.50% 2014[6]	18,340		2
			2,210,658

CONSUMER DISCRETIONARY — 3.89%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	39,050		23,625
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[4]	48,548		41,509
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	23,350		17,162
Charter Communications Operating, LLC, Term Loan B, 3.18% 2014[5,8,10]	49,822		38,468
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[4]	15,000		12,525
Charter Communications Operating, LLC, Term Loan B, 8.50% 2014[5,8,10]	26,798		23,448
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[4]	24,550		21,358
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	1,725		310
Ford Motor Credit Co. 7.375% 2009	1,200		1,076
Ford Motor Credit Co. 9.75% 2010[5]	81,750		67,496
Ford Motor Credit Co. 7.25% 2011	4,450		3,170
Ford Motor Credit Co. 7.375% 2011	1,800		1,345
Ford Motor Co. 9.50% 2011	1,000		378
Ford Motor Credit Co. 9.875% 2011	7,500		5,579
Ford Motor Credit Co. 4.01% 2012[5]	102,355		63,588
Ford Motor Credit Co. 7.80% 2012	3,500		2,391
Ford Motor Co., Term Loan B, 5.00% 2013[5,8,10]	51,650		19,003
Ford Motor Credit Co. 8.00% 2016	9,925		5,950
Ford Motor Co. 6.50% 2018	5,742		1,120
Ford Motor Co. 8.875% 2022	1,320		264
Ford Motor Co. 7.45% 2031	1,725		388
Allison Transmission Holdings, Inc., Term Loan B, 3.18% 2014[5,8,10]	114,040		74,665
Allison Transmission Holdings, Inc. 11.00% 2015[4]	27,300		15,288
Allison Transmission Holdings, Inc. 11.25% 2015[4,5,11]	76,450		34,785
MGM MIRAGE 6.00% 2009	32,175		30,968
Mandalay Resort Group 6.50% 2009	7,122		6,908
MGM MIRAGE 8.50% 2010	46,405		37,588
MGM MIRAGE 6.75% 2012	9,150		5,444
MGM MIRAGE 6.75% 2013	8,200		4,797
MGM MIRAGE 13.00% 2013[4]	14,425		13,199
MGM MIRAGE 7.50% 2016	4,000		2,180
Time Warner Inc. 2.405% 2009[5]	14,700		14,365
Time Warner Inc. 5.50% 2011	1,000		977
AOL Time Warner Inc. 6.75% 2011	3,000		3,025
AOL Time Warner Inc. 6.875% 2012	11,950		12,013
Time Warner Companies, Inc. 9.125% 2013	5,000		5,329
Time Warner Inc. 5.875% 2016	18,900		17,889
Time Warner Companies, Inc. 7.25% 2017	9,500		9,162
AOL Time Warner Inc. 7.625% 2031	10,750		10,383
Time Warner Inc. 6.50% 2036	19,000		16,947
Univision Communications, Inc., Second Lien Term Loan B, 2.909% 2009[1,5,8,10]	5,415		4,982
Univision Communications Inc. 7.85% 2011	22,490		15,293
Univision Communications, Inc., First Lien Term Loan B, 2.659% 2014[5,8,10]	66,344		35,383
Univision Communications Inc. 9.75% 2015[4,11]	104,155		17,706
News America Inc. 5.30% 2014	20,800		20,204
News America Holdings Inc. 8.00% 2016	6,000		6,186
News America Inc. 7.25% 2018	1,405		1,371
News America Holdings Inc. 8.25% 2018	7,000		6,877
News America Inc. 6.40% 2035	750		695
News America Inc. 6.65% 2037[1]	21,000		20,296
News America Inc. 6.75% 2038	15,000		15,254
Cox Communications, Inc. 7.875% 2009	12,500		12,459
Cox Communications, Inc. 4.625% 2010	8,250		8,186
Cox Communications, Inc. 7.75% 2010	10,000		10,041
Cox Communications, Inc. 5.45% 2014	13,500		12,468
Cox Communications, Inc. 5.875% 2016[4]	25,000		22,395
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	63,375		58,622
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	2,650		2,199
Michaels Stores, Inc., Term Loan B, 2.688% 2013[5,8,10]	31,120		19,061
Michaels Stores, Inc. 10.00% 2014	87,100		39,631
Michaels Stores, Inc. 0%/13.00% 2016[12]	8,155		856
Comcast Cable Communications, Inc. 6.75% 2011	3,300		3,383
Comcast Cable Communications, Inc. 7.125% 2013	8,100		8,401
Comcast Corp. 5.85% 2015	13,200		12,925
Comcast Corp. 5.90% 2016	8,475		8,273
Comcast Corp. 6.45% 2037	13,500		12,987
Comcast Corp. 6.95% 2037	10,275		10,529
Time Warner Cable Inc. 6.75% 2018	32,000		31,304
Time Warner Cable Inc. 6.55% 2037	25,000		23,906
NTL Cable PLC 8.75% 2014	30,564		26,132
NTL Cable PLC 9.125% 2016	32,000		27,040
Macy’s Retail Holdings, Inc. 7.875% 2015	15,000		11,515
Federated Retail Holdings, Inc. 5.90% 2016	52,335		32,694
Federated Retail Holdings, Inc. 6.375% 2037	14,300		8,240
J.C. Penney Co., Inc. 8.00% 2010	35,705		35,617
J.C. Penney Co., Inc. 9.00% 2012	10,506		9,769
KB Home 5.875% 2015	25,985		17,930
KB Home 6.25% 2015	21,905		15,991
Dollar General Corp., Term Loan B2, 3.159% 2014[5,8,10]	5,000		4,023
Dollar General Corp. 10.625% 2015	19,125		19,125
Dollar General Corp. 11.875% 2017[5,11]	11,200		10,360
K. Hovnanian Enterprises, Inc. 8.875% 2012	10,515		3,943
K. Hovnanian Enterprises, Inc. 7.75% 2013	14,265		3,566
K. Hovnanian Enterprises, Inc. 6.375% 2014	7,891		2,367
K. Hovnanian Enterprises, Inc. 6.50% 2014	4,446		1,378
K. Hovnanian Enterprises, Inc. 6.25% 2015	28,080		8,284
K. Hovnanian Enterprises, Inc. 6.25% 2016	16,170		4,770
K. Hovnanian Enterprises, Inc. 7.50% 2016	13,755		4,161
K. Hovnanian Enterprises, Inc. 8.625% 2017	11,930		3,340
Target Corp. 6.00% 2018	24,500		24,306
Target Corp. 6.50% 2037	2,255		2,089
Target Corp. 7.00% 2038	5,600		5,363
Mohegan Tribal Gaming Authority 6.375% 2009	19,780		19,236
Mohegan Tribal Gaming Authority 8.00% 2012	2,100		1,281
Mohegan Tribal Gaming Authority 6.125% 2013	4,175		2,756
Mohegan Tribal Gaming Authority 7.125% 2014	4,950		2,772
Mohegan Tribal Gaming Authority 6.875% 2015	8,775		4,739
Boyd Gaming Corp. 7.75% 2012	28,400		25,276
Boyd Gaming Corp. 6.75% 2014	8,004		5,363
Quebecor Media Inc. 7.75% 2016	27,200		21,488
Quebecor Media Inc. 7.75% 2016	11,195		8,844
TL Acquisitions, Inc., Term Loan B, 2.91% 2014[5,8,10]	15,191		11,574
Thomson Learning 10.50% 2015[4]	33,050		16,690
Staples, Inc. 7.375% 2012	9,000		8,934
Staples, Inc. 9.75% 2014	15,625		16,635
Marriott International, Inc., Series J, 5.625% 2013	9,030		7,749
Marriott International, Inc., Series I, 6.375% 2017	19,500		16,217
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	32,535		23,873
Walt Disney Co. 6.375% 2012	15,000		16,168
Walt Disney Co. 5.625% 2016	3,000		3,155
Walt Disney Co. 5.875% 2017	4,000		4,273
General Motors Corp. 7.20% 2011	67,225		13,949
General Motors Corp. 7.125% 2013	24,700		4,014
General Motors Corp. 8.80% 2021	24,970		3,246
General Motors Corp. 9.40% 2021	5,225		862
Standard Pacific Corp. 5.125% 2009	13,750		13,338
Standard Pacific Corp. 6.875% 2011	3,385		2,454
Standard Pacific Corp. 6.25% 2014	7,050		3,842
Standard Pacific Corp. 7.00% 2015	3,830		2,049
Royal Caribbean Cruises Ltd. 8.75% 2011	26,850		21,614
CSC Holdings, Inc., Series B, 8.125% 2009	14,025		14,130
CSC Holdings, Inc., Series B, 6.75% 2012	400		387
CSC Holdings, Inc. 8.50% 2014[4]	7,000		6,913
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	250		238
DaimlerChrysler North America Holding Corp. 5.875% 2011	5,000		4,797
DaimlerChrysler North America Holding Corp. 7.75% 2011	15,000		14,918
Toys “R” Us, Inc. 7.625% 2011	28,615		12,054
Toys “R” Us-Delaware, Inc., Term Loan B, 4.584% 2012[5,8,10]	14,940		7,700
Kabel Deutschland GmbH 10.625% 2014	19,675		19,085
Seminole Tribe of Florida 6.535% 2020[4,8]	10,000		7,675
Seminole Tribe of Florida 7.804% 2020[4,8]	9,980		9,185
Thomson Reuters Corp. 5.95% 2013	3,625		3,564
Thomson Reuters Corp. 6.50% 2018	14,260		13,243
Warner Music Group 7.375% 2014	25,000		16,000
Princeton University 4.95% 2019	15,000		15,088
Tenneco Automotive Inc., Series B, 10.25% 2013	5,144		3,421
Tenneco Automotive Inc. 8.625% 2014	27,750		8,603
Tenneco Inc. 8.125% 2015	6,950		2,433
AMC Entertainment Inc., Series B, 8.625% 2012	14,650		13,405
Viacom Inc. 5.75% 2011	2,500		2,392
Viacom Inc. 6.25% 2016	12,750		10,900
Meritage Corp. 7.00% 2014	4,960		3,249
Meritage Homes Corp. 6.25% 2015	5,350		3,317
Meritage Corp. 7.731% 2017[1,4]	12,500		6,137
President & Fellows of Harvard University 5.00% 2014[4]	12,000		12,220
Vidéotron Ltée 6.875% 2014	7,169		6,846
Vidéotron Ltée 6.375% 2015	4,905		4,341
McGraw-Hill Companies, Inc. 5.375% 2012	5,170		4,617
McGraw-Hill Companies, Inc. 5.90% 2017	6,000		4,930
Centex Corp. 5.25% 2015	7,315		5,413
Centex Corp. 6.50% 2016	4,935		3,849
CanWest Media Inc., Series B, 8.00% 2012	38,823		9,123
CanWest MediaWorks Inc. 9.25% 2015[1,4]	375		49
Beazer Homes USA, Inc. 8.375% 2012	11,298		4,971
Beazer Homes USA, Inc. 8.125% 2016	13,050		4,176
Seneca Gaming Corp. 7.25% 2012	8,000		6,440
Seneca Gaming Corp., Series B, 7.25% 2012	3,275		2,636
Education Management LLC and Education Management Finance Corp. 8.75% 2014	8,100		6,946
Education Management LLC and Education Management Finance Corp. 10.25% 2016	2,520		2,104
Hanesbrands Inc., Series B, 5.698% 2014[5]	12,300		9,041
Clear Channel Communications, Inc. 7.65% 2010	15,000		8,325
American Media Operation 9.00% 2013[1,4,11]	945		567
American Media Operation 14.00% 2013[1,4]	14,805		7,402
Delphi Automotive Systems Corp. 6.50% 2009[6]	54,466		1,634
Delphi Corp. 6.50% 2013[6]	72,580		2,177
Delphi Automotive Systems Corp. 6.55% 2006[6]	17,105		513
Delphi Automotive Systems Corp. 7.125% 2029[6]	104,355		3,131
Delphi Trust I 8.25% 2033[6]	30,031		3
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	7,187		7,259
LBI Media, Inc. 8.50% 2017[4]	19,605		6,960
Regal Cinemas Corp., Series B, 9.375% 2012[1]	7,250		6,916
Pinnacle Entertainment, Inc. 7.50% 2015	9,100		6,643
Cooper-Standard Automotive Inc. 7.00% 2012	19,150		6,032
ERAC USA Finance Co. 7.00% 2037[4]	10,000		5,919
Radio One, Inc. 6.375% 2013	22,565		5,754
Neiman Marcus Group, Inc. 9.75% 2015[5,11]	11,300		5,085
Gaylord Entertainment Co. 8.00% 2013	4,354		3,363
Gaylord Entertainment Co. 6.75% 2014	2,000		1,480
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	5,000		3,225
Dex Media, Inc., Series B, 9.00% 2013	9,000		1,170
Technical Olympic USA, Inc. 9.00% 2010[6]	10,675		854
Technical Olympic USA, Inc. 9.00% 2010[6]	7,815		625
Technical Olympic USA, Inc. 9.25% 2011[4,6]	33,175		2,654
Claire’s Stores, Inc., Term Loan B, 3.159% 2014[5,8,10]	9,106		3,335
Cinemark USA, Inc., Term Loan B, 2.09% 2013[5,8,10]	3,715		3,324
Liberty Media Corp. 8.25% 2030	6,025		2,974
Goodyear Tire & Rubber Co. 6.318% 2009[5]	3,000		2,910
William Lyon Homes, Inc. 7.625% 2012	9,000		2,295
Sealy Mattress Co. 8.25% 2014	5,275		2,242
Bon-Ton Department Stores, Inc. 10.25% 2014	12,850		1,992
Fox Acquisition LLC 13.375% 2016[4]	4,175		1,973
Visteon Corp. 7.00% 2014	18,000		1,350
Wyndham Worldwide Corp. 6.00% 2016	1,590		789
Local T.V. Finance LLC 9.25% 2015[4,11]	4,775		603
Young Broadcasting Inc. 10.00% 2011	21,855		164
Young Broadcasting Inc. 8.75% 2014[6]	535		4
			2,070,514

TELECOMMUNICATION SERVICES — 2.62%
Qwest Capital Funding, Inc. 7.90% 2010	32,510		31,697
Qwest Capital Funding, Inc. 7.25% 2011	137,770		128,126
Qwest Communications International Inc. 7.25% 2011	30,025		28,524
Qwest Corp. 8.875% 2012	12,400		12,400
Qwest Capital Funding, Inc. 7.625% 2021	7,225		5,346
U S WEST Capital Funding, Inc. 6.875% 2028	21,175		14,081
Qwest Capital Funding, Inc. 7.75% 2031	31,220		21,698
Verizon Communications Inc. 5.25% 2012[4]	17,000		16,944
ALLTEL Corp. 7.00% 2012	17,686		18,305
Verizon Communications Inc. 5.55% 2014[4]	64,635		64,219
Verizon Global Funding Corp. 4.90% 2015	3,560		3,401
Verizon Communications Inc. 5.50% 2017	27,000		26,530
Verizon Communications Inc. 6.10% 2018	11,300		11,482
Verizon Communications Inc. 8.75% 2018	15,000		17,501
Verizon Global Funding Corp. 7.75% 2030	6,705		7,300
Verizon Communications Inc. 6.25% 2037	50,000		47,751
SBC Communications Inc. 6.25% 2011	5,500		5,756
AT&T Corp. 7.30% 2011[5]	14,789		15,987
AT&T Wireless Services, Inc. 8.125% 2012	16,935		18,469
AT&T Inc. 4.95% 2013	28,750		29,330
AT&T Inc. 6.70% 2013	15,000		16,212
AT&T Inc. 4.85% 2014	2,000		2,012
SBC Communications Inc. 5.10% 2014	38,500		38,522
SBC Communications Inc. 5.625% 2016	10,000		10,063
AT&T Inc. 5.80% 2019	20,250		20,297
AT&T Corp. 8.00% 2031[5]	5,000		5,950
AT&T Inc. 6.55% 2039[1]	5,000		5,005
Sprint Capital Corp. 6.375% 2009	3,280		3,256
Nextel Communications, Inc., Series E, 6.875% 2013	101,615		49,308
Nextel Communications, Inc., Series F, 5.95% 2014	48,855		22,983
Nextel Communications, Inc., Series D, 7.375% 2015	136,815		64,332
Sprint Nextel Corp. 6.00% 2016	3,850		2,583
Sprint Capital Corp. 6.90% 2019	1,420		953
Sprint Capital Corp. 8.75% 2032	17,150		10,609
American Tower Corp. 7.125% 2012	59,325		59,918
American Tower Corp. 7.50% 2012	43,300		43,841
American Tower Corp. 7.00% 2017[4]	11,200		10,808
Centennial Communications Corp. 7.185% 2013[5]	47,300		46,827
Centennial Communications Corp. 10.00% 2013	5,275		5,592
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	17,500		18,156
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	39,275		40,453
Telecom Italia Capital SA 4.00% 2010	1,470		1,429
Telecom Italia Capital SA 4.875% 2010	1,630		1,561
Telecom Italia Capital SA, Series B, 5.25% 2013	2,700		2,431
Telecom Italia Capital SA 5.25% 2015	14,000		11,931
Telecom Italia Capital SA 6.999% 2018	24,400		22,632
Telecom Italia Capital SA 7.20% 2036	18,400		16,128
Telecom Italia Capital SA 7.721% 2038	30,100		28,179
Windstream Corp. 8.125% 2013	6,000		5,940
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	7,125		6,739
Windstream Corp. 8.625% 2016	58,100		57,519
Cricket Communications, Inc. 9.375% 2014	54,450		49,822
MetroPCS Wireless, Inc., Term Loan B, 5.50% 2013[5,8,10]	13,732		11,985
MetroPCS Wireless, Inc. 9.25% 2014	17,300		16,111
MetroPCS Wireless, Inc. 9.25% 2014[4]	7,050		6,504
Vodafone Group PLC 5.625% 2017	11,975		11,676
Vodafone Group PLC 6.15% 2037	16,560		16,121
Cincinnati Bell Inc. 7.25% 2013	23,475		22,536
Rogers Wireless Inc. 7.25% 2012	3,140		3,253
Rogers Wireless Inc. 7.50% 2015	16,750		17,060
Koninklijke KPN NV 8.00% 2010	10,000		10,353
Koninklijke KPN NV 8.375% 2030	4,660		5,065
Singapore Telecommunications Ltd. 6.375% 2011	4,825		5,147
Singapore Telecommunications Ltd. 7.375% 2031[4]	3,800		4,108
France Télécom 7.75% 2011[5]	8,500		8,991
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[4]	12,000		8,639
British Telecommunications PLC 5.15% 2013	8,750		8,076
Deutsche Telekom International Finance BV 5.875% 2013	5,625		5,814
NTELOS Inc., Term Loan B, 2.66% 2011[5,8,10]	5,776		5,232
Embarq Corp. 6.738% 2013	5,000		4,754
Nordic Telephone Co. Holding ApS 8.875% 2016[4]	4,000		3,260
Level 3 Financing, Inc. 9.25% 2014	4,000		2,920
Citizens Communications Co. 7.875% 2027	3,725		2,780
Hawaiian Telcom Communications, Inc. 8.765% 2013[5,6]	15,920		1,114
Hawaiian Telcom Communications, Inc. 9.75% 2013[6]	16,945		1,229
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015[6]	7,075		71
Crown Castle International Corp. 9.00% 2015	2,400		2,346
Trilogy International Partners LLC, Term Loan B, 4.959% 2012[5,8,10]	5,250		2,231
			1,394,214

INDUSTRIALS — 2.04%
Nielsen Finance LLC, Term Loan B, 4.388% 2013[5,8,10]	9,629		7,771
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	65,200		58,028
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014[4]	23,825		22,217
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[12]	65,225		26,742
Continental Airlines, Inc. 8.75% 2011	27,750		19,564
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[8]	11,700		10,764
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[8]	9,870		6,909
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[8]	5,403		3,836
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[8]	1,313		932
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[8]	17,293		13,834
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[8]	4,851		3,930
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	847		593
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[8]	15,943		13,552
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[8]	822		625
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[8]	11,559		6,820
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[8]	674		553
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[8]	5,204		4,111
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[8]	13,342		10,140
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[8]	11,380		7,333
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[8]	2,642		2,008
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[8]	6,677		5,208
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[8]	5,754		3,682
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[8]	8,050		7,446
Northwest Airlines, Inc., Term Loan B, 4.96% 2013[1,5,8,10]	5,936		5,372
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[8]	46,035		35,746
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[6,8]	3,174		2,817
Northwest Airlines, Inc., Term Loan A, 3.21% 2018[5,8,10]	58,481		47,272
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[8]	18,109		12,224
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[8]	2,723		2,597
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[6,8]	5,302		5,832
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[8]	25,471		24,325
United Air Lines, Inc., Term Loan B, 2.438% 2014[5,8,10]	57,011		30,481
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[8]	2,019		1,942
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[8]	1,072		1,031
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[6,8]	2,453		33
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,8]	5,138		2,877
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[8]	9,130		6,431
US Investigations Services, Inc., Term Loan B, 4.275% 2015[5,8,10]	18,762		14,634
US Investigations Services, Inc. 10.50% 2015[4]	41,545		32,613
US Investigations Services, Inc. 11.75% 2016[4]	15,775		10,806
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[8]	1,354		1,240
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[8]	17,745		13,309
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[8]	1,726		1,599
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[8]	4,595		3,320
AMR Corp. 9.00% 2012	11,000		6,490
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[8]	17,138		14,760
AMR Corp. 9.00% 2016	2,000		1,100
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[8]	14,398		6,911
AMR Corp. 10.00% 2021[1]	3,000		1,650
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 2022[8]	7,283		4,151
Ashtead Group PLC 8.625% 2015[4]	15,700		9,656
Ashtead Capital, Inc. 9.00% 2016[4]	55,185		33,387
Allied Waste North America, Inc., Series B, 6.50% 2010	12,000		12,005
Allied Waste North America, Inc., Series B, 5.75% 2011	8,800		8,628
Allied Waste North America, Inc., Series B, 6.125% 2014	2,500		2,403
Allied Waste North America, Inc., Series B, 7.375% 2014	4,500		4,437
Allied Waste North America, Inc. 7.25% 2015	8,500		8,255
Allied Waste North America, Inc. 6.875% 2017	7,250		7,043
ARAMARK Corp., Term Loan B, 3.334% 2014[5,8,10]	12,047		10,607
ARAMARK Corp., Letter of Credit, 4.494% 2014[5,8,10]	765		674
ARAMARK Corp. 6.693% 2015[5]	8,050		6,561
ARAMARK Corp. 8.50% 2015	24,575		24,022
Koninklijke Philips Electronics NV 5.75% 2018	23,250		22,343
Koninklijke Philips Electronics NV 6.875% 2038	10,700		10,274
Hutchison Whampoa International Ltd. 7.00% 2011[4]	5,000		5,265
Hutchison Whampoa International Ltd. 6.50% 2013[4]	25,000		25,385
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,4,8]	22,607		19,668
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[4,8]	9,223		8,721
Burlington Northern Santa Fe Corp. 7.00% 2014	23,600		25,037
BNSF Funding Trust I 6.613% 2055[5]	2,910		2,020
General Electric Co. 5.25% 2017	11,250		10,664
General Electric Capital Corp., Series A, 3.239% 2026[5]	25,000		13,437
Norfolk Southern Corp. 5.75% 2016[4]	11,760		11,593
Norfolk Southern Corp. 5.75% 2018	12,000		11,584
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.409% 2014[5,8,10]	27,169		14,923
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 3.459% 2014[5,8,10]	1,598		878
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	5,300		1,723
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[11]	11,530		2,940
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	4,105		759
Caterpillar Financial Services Corp., Series F, 4.85% 2012	8,335		8,385
Caterpillar Financial Services Corp., Series F, 6.20% 2013	2,500		2,625
Caterpillar Financial Services Corp., Series F, 5.50% 2016	5,000		4,779
Caterpillar Financial Services Corp., Series F, 5.85% 2017	2,000		1,940
Caterpillar Financial Services Corp., Series F, 7.05% 2018	1,530		1,593
CSX Corp. 5.75% 2013	4,960		4,778
CSX Corp. 6.25% 2015	3,460		3,324
CSX Corp. 6.15% 2037	11,800		9,023
American Standard Inc. 7.625% 2010	16,501		16,709
United Technologies Corp. 6.125% 2019	15,000		16,293
Waste Management, Inc. 5.00% 2014	7,000		6,014
WMX Technologies, Inc. 7.10% 2026	10,125		8,033
USG Corp. 6.30% 2016	10,000		6,200
USG Corp. 9.25% 2018[5]	10,500		6,877
Sequa Corp., Term Loan B, 3.69% 2014[5,8,10]	19,280		12,399
Atlas Copco AB 5.60% 2017[4]	11,405		10,266
Navios Maritime Holdings Inc. 9.50% 2014	16,695		9,878
Union Pacific Corp. 5.75% 2017	2,065		1,980
Union Pacific Corp. 5.70% 2018	8,000		7,679
CEVA Group PLC 10.00% 2014[4]	8,825		6,575
CEVA Group PLC, Bridge Loan, 6.18% 2015[1,5,8,10]	6,691		2,476
Kansas City Southern Railway Co. 13.00% 2013	8,625		9,013
John Deere Capital Corp. 4.875% 2009	4,000		4,016
John Deere Capital Corp. 5.40% 2011	2,000		2,045
John Deere Capital Corp. 5.10% 2013	500		506
John Deere Capital Corp., Series D, 5.50% 2017	2,500		2,431
B/E Aerospace 8.50% 2018	9,525		8,977
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013[1]	5,230		4,864
DynCorp International and DIV Capital Corp. 9.50% 2013[4]	4,445		3,917
NTK Holdings Inc. 0%/10.75% 2014[8,12]	13,500		1,620
THL Buildco, Inc. 8.50% 2014	27,325		5,738
RBS Global, Inc. and Rexnord LLC 9.50% 2014	7,800		6,747
RBS Global, Inc. and Rexnord LLC 8.875% 2016	575		405
Esterline Technologies Corp. 6.625% 2017	7,500		6,862
TransDigm Inc. 7.75% 2014	6,865		6,213
Esco Corp. 5.871% 2013[4,5]	3,725		2,440
Esco Corp. 8.625% 2013[1,4]	4,000		3,010
Lockheed Martin Corp. 4.121% 2013	5,000		5,103
RSC Holdings III, LLC, Second Lien Term Loan B, 4.93% 2013[5,8,10]	8,105		4,971
H&E Equipment Services, Inc. 8.375% 2016	6,800		4,080
Atrium Companies, Inc., Term Loan B, 11.75% 2012[5,8,10,11]	12,741		3,504
Atrium Companies, Inc. 15.00% 2012[4,11]	6,891		517
Accuride Corp. 8.50% 2015	12,100		3,509
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	5,300		3,379
Tyco International Ltd. 7.00% 2019	600		533
Tyco International Ltd. 6.875% 2021	1,000		843
Alion Science and Technology Corp. 10.25% 2015	1,740		696
			1,086,818

UTILITIES — 1.59%
Edison Mission Energy 7.50% 2013	32,525		31,387
Edison Mission Energy 7.75% 2016	35,300		34,065
Midwest Generation, LLC, Series B, 8.56% 2016[8]	11,625		11,334
Edison Mission Energy 7.00% 2017	19,525		18,256
Edison Mission Energy 7.20% 2019	39,450		35,998
Homer City Funding LLC 8.734% 2026[8]	12,513		11,762
Edison Mission Energy 7.625% 2027	20,850		17,045
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	6,500		6,362
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.906% 2014[5,8,10]	19,280		13,461
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	111,144		82,802
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	41,665		31,040
Texas Competitive Electric Holdings Co. LLC 11.25% 2016[11]	15,900		9,142
AES Corp. 9.50% 2009	39,554		39,950
AES Corp. 9.375% 2010	4,802		4,838
AES Corp. 8.75% 2013[4]	34,656		34,916
AES Corp. 7.75% 2015	10,000		9,425
AES Red Oak, LLC, Series A, 8.54% 2019[8]	35,217		33,324
AES Red Oak, LLC, Series B, 9.20% 2029[8]	7,000		6,405
NRG Energy, Inc. 7.25% 2014	24,525		23,483
NRG Energy, Inc. 7.375% 2016	76,625		73,177
Israel Electric Corp. Ltd. 7.95% 2011[4]	5,000		5,359
Israel Electric Corp. Ltd. 7.70% 2018[4]	18,500		17,598
Israel Electric Corp. Ltd. 7.25% 2019[4]	1,800		1,720
Israel Electric Corp. Ltd. 9.375% 2020[1,4]	20,215		21,504
Israel Electric Corp. Ltd. 8.10% 2096[4]	4,905		3,912
MidAmerican Energy Co. 4.65% 2014	3,200		3,178
MidAmerican Energy Co. 5.95% 2017	7,000		7,060
MidAmerican Energy Holdings Co. 5.75% 2018	20,000		19,901
PacifiCorp. 5.50% 2019	5,000		5,147
MidAmerican Energy Holdings Co. 6.125% 2036	10,150		9,540
MidAmerican Energy Holdings Co. 6.50% 2037	3,000		2,960
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	6,000		6,398
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	7,500		7,523
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	4,250		4,294
Sierra Pacific Resources 8.625% 2014	2,725		2,537
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	5,675		5,412
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700		13,013
Sierra Pacific Resources 6.75% 2017	3,000		2,222
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	19,000		19,343
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	6,000		7,260
Electricité de France SA 5.50% 2014[4]	15,000		15,603
Electricité de France SA 6.95% 2039[4]	8,000		8,275
Cilcorp Inc. 8.70% 2009	9,000		9,517
Union Electric Co. 5.40% 2016	8,000		7,031
Cilcorp Inc. 9.375% 2029	3,000		3,705
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[4]	11,000		9,530
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[4]	4,000		3,422
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	7,750		5,523
PSEG Power LLC 7.75% 2011	7,500		7,745
PSEG Power LLC 5.00% 2014	10,000		8,938
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,000		970
E.ON International Finance BV 5.80% 2018[4]	18,085		17,495
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000		5,981
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500		4,616
Veolia Environnement 5.25% 2013	8,000		7,474
Alabama Power Co., Series R, 4.70% 2010	1,250		1,288
Alabama Power Co., Series 2008-B, 5.80% 2013	4,500		4,852
Alabama Power Co., Series Q, 5.50% 2017	1,000		1,016
AES Panamá, SA 6.35% 2016[4]	8,000		6,258
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000		6,167
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000		5,064
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000		4,103
Enersis SA 7.375% 2014	3,500		3,581
Appalachian Power Co., Series M, 5.55% 2011	3,000		2,980
Intergen Power 9.00% 2017[4]	3,000		2,805
FPL Energy National Wind Portfolio, LLC 6.125% 2019[4,8]	1,663		1,430
			849,422

HEALTH CARE — 1.58%
Tenet Healthcare Corp. 6.375% 2011	3,345		2,994
Tenet Healthcare Corp. 7.375% 2013	18,620		15,175
Tenet Healthcare Corp. 9.875% 2014	118,870		96,285
Tenet Healthcare Corp. 9.25% 2015	16,700		13,276
HealthSouth Corp. 8.323% 2014[5]	40,525		33,838
HealthSouth Corp. 10.75% 2016	85,200		84,561
Boston Scientific Corp. 5.45% 2014	10,700		9,683
Boston Scientific Corp. 6.40% 2016	42,363		39,080
Boston Scientific Corp. 5.125% 2017	21,677		17,884
Boston Scientific Corp. 7.00% 2035	59,710		48,067
HCA Inc., Term Loan B, 3.709% 2013[5,8,10]	84,715		70,468
HCA Inc. 9.125% 2014	2,090		2,012
HCA Inc. 9.25% 2016	3,650		3,495
HCA Inc. 10.375% 2016[11]	3,400		2,865
VWR Funding, Inc. 10.25% 2015[5,11]	70,410		52,455
Warner Chilcott Corp. 8.75% 2015	41,924		39,409
GlaxoSmithKline Capital Inc. 4.85% 2013	13,500		14,171
GlaxoSmithKline Capital Inc. 5.65% 2018	7,705		8,271
GlaxoSmithKline Capital Inc. 6.375% 2038	8,100		9,054
Cardinal Health, Inc. 4.00% 2015	25,000		20,649
Cardinal Health, Inc. 5.80% 2016	10,000		9,104
Elan Finance PLC and Elan Finance Corp. 6.149% 2011[5]	1,500		1,118
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	4,750		3,776
Elan Finance PLC and Elan Finance Corp. 6.328% 2013[5]	14,285		9,214
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	21,035		15,250
Mylan Inc., Term Loan B, 4.75% 2014[5,8,10]	31,466		28,800
PTS Acquisition Corp. 9.50% 2015[11]	56,135		21,612
Team Finance LLC and Health Finance Corp. 11.25% 2013	26,600		21,546
Abbott Laboratories 5.60% 2017	17,480		18,715
Coventry Health Care, Inc. 6.30% 2014	26,750		18,210
Health Management Associates Inc., Term Loan B, 3.209% 2014[5,8,10]	23,379		16,807
UnitedHealth Group Inc. 4.875% 2013	1,590		1,509
UnitedHealth Group 6.00% 2017	12,430		11,311
UnitedHealth Group Inc. 5.80% 2036	3,410		2,691
Schering-Plough Corp. 6.00% 2017	13,843		14,294
Hospira, Inc. 1.948% 2010[5]	10,000		9,104
Hospira, Inc. 5.55% 2012	5,295		5,105
Surgical Care Affiliates, Inc. 9.625% 2015[4,11]	5,250		3,439
Surgical Care Affiliates, Inc. 10.00% 2017[4]	9,500		5,463
Humana Inc. 6.45% 2016	10,000		8,498
AstraZeneca PLC 5.40% 2012	7,000		7,446
Biogen Idec Inc. 6.00% 2013	6,000		5,971
Amgen Inc. 6.40% 2039	5,000		5,201
Symbion Inc. 11.75% 2015[11]	10,518		4,312
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	3,420		3,454
Viant Holdings Inc. 10.125% 2017[4]	8,335		2,959
Bausch & Lomb Inc. 9.875% 2015[4]	2,250		1,991
CHS/Community Health Systems, Inc. 8.875% 2015	205		198
			840,790

ENERGY — 1.36%
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[4]	8,000		7,960
Williams Companies, Inc. 3.435% 2010[4,5]	8,000		7,445
Williams Companies, Inc. 6.375% 2010[4]	4,700		4,584
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	10,000		9,801
Williams Companies, Inc. 7.125% 2011	38,750		37,997
Williams Companies, Inc. 8.125% 2012	14,810		14,736
Williams Companies, Inc. 7.875% 2021	14,900		14,182
Williams Companies, Inc. 8.75% 2032	10,530		9,657
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[4,8]	10,703		10,515
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[8]	206		202
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[4,8]	13,329		12,398
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[8]	4,325		4,023
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,8]	49,350		36,185
Ras Laffan Liquefied Natural Gas III 5.838% 2027[4,8]	55,650		36,842
TransCanada PipeLines Ltd. 6.50% 2018	24,970		25,378
TransCanada PipeLines Ltd. 7.125% 2019	17,910		19,018
TransCanada PipeLines Ltd. 6.20% 2037	800		666
TransCanada PipeLines Ltd. 7.25% 2038	175		175
TransCanada PipeLines Ltd. 7.625% 2039	6,000		6,263
TransCanada PipeLines Ltd. 6.35% 2067[5]	80,730		46,005
Southern Natural Gas Co. 5.90% 2017[4]	11,740		10,302
El Paso Natural Gas Co. 5.95% 2017	7,500		6,619
Tennessee Gas Pipeline Co. 7.00% 2028	71,500		60,775
Gaz Capital SA 8.146% 2018[4]	3,250		2,486
Gaz Capital SA 6.51% 2022[4]	42,310		25,915
Gaz Capital SA, Series 9, 6.51% 2022	9,500		5,819
Gaz Capital SA 7.288% 2037[4]	24,925		15,578
Enterprise Products Operating LP 4.95% 2010	2,400		2,366
Enterprise Products Operating LP 7.50% 2011	2,400		2,450
Enterprise Products Operating LLC 5.65% 2013	10,000		9,559
Enterprise Products Operating LP, Series B, 5.00% 2015	4,565		3,966
Enterprise Products Operating LP 8.375% 2066[5]	14,975		9,445
Enterprise Products Operating LP 7.034% 2068[5]	35,720		20,031
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225		4,606
Enbridge Energy Partners, LP 9.875% 2019	2,000		2,110
Enbridge Energy Partners, LP, Series B, 7.50% 2038	11,015		9,344
Enbridge Energy Partners, LP 8.05% 2077[5]	20,045		11,230
Premcor Refining Group Inc. 6.125% 2011	14,500		14,615
Premcor Refining Group Inc. 6.75% 2011	11,150		11,328
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[4,8]	24,432		19,546
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[8]	7,715		6,172
Drummond Co., Inc. 7.375% 2016[4]	36,430		20,583
Kinder Morgan Energy Partners LP 5.85% 2012	2,400		2,381
Kinder Morgan Energy Partners LP 5.125% 2014	10,325		9,707
Kinder Morgan Energy Partners LP 6.00% 2017	5,200		4,890
Kinder Morgan Energy Partners LP 9.00% 2019	1,660		1,805
ConocoPhillips 5.75% 2019[1]	17,250		17,245
Enbridge Inc. 5.60% 2017	20,400		16,634
Sunoco, Inc. 4.875% 2014	7,810		6,684
Sunoco, Inc. 5.75% 2017	9,250		8,023
Qatar Petroleum 5.579% 2011[4,8]	11,112		10,608
Rockies Express Pipeline LLC 6.85% 2018[4]	10,000		10,198
Pemex Project Funding Master Trust 7.875% 2009	1,297		1,297
Pemex Project Funding Master Trust 5.75% 2018	4,500		3,848
Pemex Project Funding Master Trust 6.625% 2035	5,000		3,993
XTO Energy Inc. 6.25% 2017	7,750		7,433
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	7,200		6,417
Canadian Natural Resources Ltd. 5.70% 2017	7,350		6,364
Petrobas International Finance Co. 6.125% 2016	6,000		5,970
Petroplus Finance Ltd. 6.75% 2014[4]	3,750		2,813
Petroplus Finance Ltd. 7.00% 2017[4]	3,750		2,737
PETRONAS Capital Ltd. 7.00% 2012[4]	4,000		4,246
TEPPCO Partners LP 7.00% 2067[5]	8,055		4,166
Husky Energy Inc. 6.80% 2037	4,425		3,375
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[4,8]	2,585		2,346
TNK-BP Finance SA 7.50% 2016[4]	1,500		953
			723,010

CONSUMER STAPLES — 1.29%
Altria Group, Inc. 8.50% 2013	20,000		22,013
Altria Group, Inc. 9.70% 2018	50,000		54,803
Altria Group, Inc. 9.95% 2038	23,500		25,214
PepsiCo, Inc. 7.90% 2018	65,000		80,754
H.J. Heinz Co. 15.59% 2011[4,5]	64,700		72,251
Diageo Capital PLC 7.375% 2014	47,510		52,157
Diageo Capital PLC 5.50% 2016	7,490		7,348
Wesfarmers Ltd. 6.998% 2013[4]	50,000		50,862
Anheuser-Busch InBev NV 7.20% 2014[4]	15,000		15,257
Anheuser-Busch InBev NV 7.75% 2019[4]	25,000		25,404
SUPERVALU INC., Term Loan B, 1.656% 2012[5,8,10]	14,057		12,561
SUPERVALU INC. 7.50% 2012	3,323		3,223
Albertson’s, Inc. 7.25% 2013	14,122		13,275
SUPERVALU INC. 7.50% 2014	1,000		960
Albertson’s, Inc. 8.00% 2031	12,650		9,804
Stater Bros. Holdings Inc. 8.125% 2012	22,625		22,512
Stater Bros. Holdings Inc. 7.75% 2015	17,750		16,330
Kroger Co. 7.50% 2014	15,000		16,740
Kroger Co. 6.40% 2017	17,950		18,226
Kroger Co. 6.80% 2018	830		866
Kroger Co. 6.15% 2020	2,595		2,588
CVS Caremark Corp. 2.503% 2010[5]	5,000		4,770
CVS Corp. 5.789% 2026[1,4,8]	4,329		3,173
CVS Corp. 6.036% 2028[4,8]	13,323		10,193
CVS Caremark Corp. 6.943% 2030[4,8]	5,882		4,503
British American Tobacco International Finance PLC 9.50% 2018[4]	18,520		20,351
Dole Food Co., Inc. 8.625% 2009	4,225		4,003
Dole Food Co., Inc. 7.25% 2010	7,875		6,694
Dole Food Co., Inc. 8.875% 2011	10,735		8,105
Kraft Foods Inc. 6.75% 2014	10,820		11,735
Kraft Foods Inc. 6.875% 2038	5,875		5,890
Kimberly-Clark Corp. 7.50% 2018	13,500		15,888
Safeway Inc. 6.25% 2014	7,000		7,397
Safeway Inc. 6.35% 2017	8,000		8,096
Tyson Foods, Inc. 7.85% 2016[5]	17,000		14,056
Vitamin Shoppe Industries Inc. 9.649% 2012[5]	11,650		7,806
Duane Reade Inc. 9.75% 2011	14,120		7,695
Constellation Brands, Inc. 8.375% 2014	3,675		3,675
Constellation Brands, Inc. 7.25% 2017	3,000		2,895
Delhaize Group 6.50% 2017	3,850		3,785
Rite Aid Corp. 8.625% 2015	5,000		1,425
Rite Aid Corp. 7.70% 2027	8,000		1,480
Rite Aid Corp. 6.875% 2028	2,300		425
Pilgrim’s Pride Corp. 7.625% 2015[6]	8,050		3,180
Elizabeth Arden, Inc. 7.75% 2014	3,150		2,284
Yankee Candle Co., Inc., Series B, 8.50% 2015	4,545		2,204
Smithfield Foods, Inc., Series B, 7.75% 2013	2,800		2,030
			686,886

INFORMATION TECHNOLOGY — 1.28%
Electronic Data Systems Corp., Series B, 6.00% 2013[5]	112,925		120,051
Hewlett-Packard Co. 6.125% 2014	35,000		38,399
Hewlett-Packard Co. 5.50% 2018	9,500		9,867
Electronic Data Systems Corp. 7.45% 2029	6,555		7,158
NXP BV and NXP Funding LLC 3.844% 2013[5]	134,160		32,702
NXP BV and NXP Funding LLC 7.875% 2014	134,740		38,401
NXP BV and NXP Funding LLC 9.50% 2015	201,265		18,617
Jabil Circuit, Inc. 5.875% 2010	49,890		46,398
Jabil Circuit, Inc. 8.25% 2018	40,725		31,358
Freescale Semiconductor, Inc., Term Loan B, 3.931% 2013[5,8,10]	9,963		5,235
Freescale Semiconductor, Inc. 5.871% 2014[5]	7,900		1,501
Freescale Semiconductor, Inc. 8.875% 2014	56,782		12,776
Freescale Semiconductor, Inc. 9.875% 2014[5,11]	183,610		25,246
Freescale Semiconductor, Inc. 10.125% 2016	92,007		16,561
Sanmina-SCI Corp. 4.746% 2010[4,5]	1,732		1,567
Sanmina-SCI Corp. 6.75% 2013	25,085		12,417
Sanmina-SCI Corp. 4.746% 2014[4,5]	15,500		9,068
Sanmina-SCI Corp. 8.125% 2016	66,845		29,078
First Data Corp., Term Loan B2, 3.139% 2014[5,8,10]	59,410		37,837
First Data Corp. 9.875% 2015[4]	15,000		8,475
KLA-Tencor Corp. 6.90% 2018	50,500		38,457
SunGard Data Systems Inc. 9.125% 2013	43,285		36,359
Western Union Co. 5.40% 2011	5,000		4,942
Western Union Co. 5.93% 2016	24,000		23,016
Celestica Inc. 7.625% 2013	23,320		20,172
Ceridian Corp. 11.25% 2015	28,425		15,421
National Semiconductor Corp. 6.15% 2012	18,750		14,988
Hughes Communications, Inc. 9.50% 2014	15,750		13,151
Serena Software, Inc. 10.375% 2016	13,430		7,857
Sensata Technologies BV, Term Loan B, 2.934% 2013[5,8,10]	3,773		1,986
Sensata Technologies BV 8.00% 2014[5]	9,125		4,152
			683,213

ASSET-BACKED OBLIGATIONS[8] — 1.07%
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	17,500		17,481
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	24,500		24,811
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 0.363% 2013[1,4,5]	8,890		8,404
Washington Mutual Master Note Trust, Series 2007-C1, Class C-1, 0.733% 2014[4,5]	7,550		3,858
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[4]	17,475		14,641
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.383% 2015[4,5]	17,000		11,956
Washington Mutual Master Note Trust, Series 2006-C2A, Class C-2, 0.833% 2015[4,5]	2,300		1,144
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[4]	17,331		15,828
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[4]	20,000		16,906
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	12,000		8,314
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	7,000		4,704
AmeriCredit Automobile Receivables Trust, Series 2008-A-F, Class A-4, FSA insured, 6.96% 2014	15,000		10,165
CSAB Mortgage-backed Trust, Series 2006-3, Class A-2, 0.549% 2036[5]	18,294		5,883
CSAB Mortgage-backed Trust, Series 2006-4, Class A-2-B, 0.549% 2036[5]	8,651		2,814
CSAB Mortgage-backed Trust, Series 2006-2, Class A-2, 0.559% 2036[5]	22,064		9,586
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[5]	6,923		3,774
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[4]	6,441		4,441
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[4]	3,000		2,400
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[4]	10,000		6,517
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	10,000		8,036
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	2,521		2,427
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	23,250		18,723
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	10,000		10,117
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040		8,276
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	14,349		5,068
Green Tree Financial Corp., Series 2008-MH1, Class A-3, 8.97% 2038[4]	14,079		11,375
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[4]	20,000		14,984
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 0.489% 2013[5]	18,000		13,683
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	14,000		13,070
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	2,265		2,262
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	11,500		9,936
American Express Issuance Trust, Series 2005-1, Class C, 0.663% 2011[5]	17,500		11,985
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2, Class A-2D, 6.164% 2036[5]	22,289		8,828
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2, Class A-2E, 6.351% 2036[5]	7,000		3,067
J.P. Morgan Alternative Loan Trust, Series 2006-S1, Class 3-A-5, 5.73% 2036[5]	19,462		11,805
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.473% 2037[5]	7,504		4,995
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.483% 2037[5]	30,004		6,570
J.P. Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A-F-4, 5.488% 2035[5]	11,432		11,357
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	11,044		11,054
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	10,624		10,562
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	4,628		4,581
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	6,419		5,866
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	10,000		9,723
Option One Mortgage Loan Trust, Series 2006-3, Class II-A-2, 0.489% 2037[5]	10,000		8,318
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.519% 2026[5]	4,928		2,939
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.519% 2029[5]	9,446		5,188
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[4]	3,187		2,971
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[4]	5,618		5,154
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	8,265		7,895
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 0.539% 2036[5]	17,043		5,256
Securitized Asset-backed Receivables LLC Trust, Series 2006-NC3, Class A-2B, 0.539% 2036[5]	7,950		2,431
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	7,327		7,181
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[5]	2,726		856
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[5]	5,610		1,025
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.489% 2037[5]	24,071		2,004
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[5]	14,438		3,226
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 2.033% 2012[5]	3,600		2,680
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 2013[4]	5,000		3,691
SACO I Trust, Series 2006-7, Class A, 0.519% 2036[5]	23,238		3,856
SACO I Trust, Series 2006-12, Class I-A, 0.529% 2036[5]	12,633		2,172
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036[5]	10,000		2,455
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[5]	3,498		3,390
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	5,956		5,718
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	5,803		5,658
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.009% 2035[5]	10,000		5,581
Structured Asset Investment Loan Trust, Series 2006-BNC2, Class A-5, 0.549% 2036[5]	10,000		5,575
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[4]	6,375		5,405
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 0.733% 2013[5]	4,000		2,993
Capital One Multi-asset Execution Trust, Series 2006-1, Class C, 0.623% 2014[5]	2,000		853
Capital One Multi-asset Execution Trust, Series 2003-3, Class C, 2.583% 2016[5]	4,600		1,330
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[5]	5,725		4,931
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[5]	5,000		2,404
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[5]	10,000		2,425
Ameriquest Mortgage Securities Trust, Series 2006-M3, Class A-2C, 0.549% 2036[5]	12,000		4,823
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 1.139% 2034[5]	6,757		4,627
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[4,5]	4,784		4,464
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	4,581		3,738
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.989% 2033[5]	124		109
Residential Asset Securities Corp. Trust, Series 2006-KS3, Class M-2, 0.729% 2036[5]	10,000		489
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	2,000		1,150
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	3,000		2,899
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 0.933% 2013[5]	5,000		3,934
New Century Home Equity Loan Trust, Series 2006-2, Class A-2-b, 0.549% 2036[5]	9,000		3,803
First Franklin Mortgage Loan Trust, Series 2006-FFA, Class A-3, 0.509% 2026[5]	14,896		3,365
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014[1,4]	4,040		2,990
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	3,000		2,924
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	10,000		2,713
CWABS Asset-backed Certificates Trust, Series 2006-14, Class 2-A-2, 0.539% 2037[5]	7,125		2,523
MASTR Asset-backed Securities Trust, Series 2007-HE1, Class A-2, 0.539% 2037[5]	6,600		2,420
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036[5]	2,445		2,406
BA Credit Card Trust, Series 2007-2, Class C-2, 0.603% 2012[5]	3,315		2,257
BNC Mortgage Loan Trust, Series 2007-3, Class A3, 0.519% 2037[5]	5,819		2,109
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 0.889% 2034[1,5]	4,393		1,977
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046[5]	2,800		1,664
NovaStar Mortgage Funding Trust, Series 2004-4, Class B-1, 2.089% 2035[5]	7,500		1,295
Discover Card Master Trust I, Series 2007-2, Class B, 0.583% 2016[5]	3,269		1,248
Long Beach Mortgage Loan Trust, Series 2006-A, Class A-1, 0.479% 2036[5]	16,062		860
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[1,4]	410		410
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 0.689% 2037[1,5]	3,671		330
			569,065

MATERIALS — 0.58%
ArcelorMittal 5.375% 2013	16,165		13,580
ArcelorMittal 6.125% 2018	50,775		39,792
International Paper Co. 7.40% 2014	12,500		10,523
International Paper Co. 7.95% 2018	39,535		32,062
International Paper Co. 8.70% 2038	5,000		3,487
Georgia-Pacific Corp. 8.125% 2011	9,825		9,530
Georgia-Pacific Corp. 9.50% 2011	5,000		4,900
Georgia-Pacific Corp., First Lien Term Loan B, 3.689% 2012[5,8,10]	5,625		4,876
Nalco Co. 7.75% 2011	12,010		11,650
Nalco Co. 8.875% 2013	1,000		940
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[12]	7,200		5,778
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	3,100		2,870
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	16,880		14,386
Owens-Illinois, Inc. 7.50% 2010	750		761
Owens-Brockway Glass Container Inc. 8.25% 2013	16,000		16,160
Graphic Packaging International, Inc. 8.50% 2011	17,975		15,908
Domtar Corp. 5.375% 2013	2,350		1,721
Domtar Corp. 7.125% 2015	17,145		12,602
Stora Enso Oyj 6.404% 2016[4]	8,625		5,551
Stora Enso Oyj 7.25% 2036[4]	13,000		6,611
Allegheny Technologies, Inc. 8.375% 2011	10,500		10,016
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	16,155		8,481
Georgia Gulf Corp. 7.125% 2013	850		140
Georgia Gulf Corp. 9.50% 2014	52,970		8,210
AMH Holdings, Inc. 0%/11.25% 2014[12]	12,905		5,872
Airgas, Inc. 6.25% 2014	1,400		1,302
Airgas, Inc. 7.125% 2018[4]	3,500		3,255
Abitibi-Consolidated Inc. 8.55% 2010	10,193		1,733
Abitibi-Consolidated Co. of Canada 15.50% 2010[4]	2,320		661
Abitibi-Consolidated Co. of Canada 5.496% 2011[5]	5,225		784
Abitibi-Consolidated Inc. 7.75% 2011	6,865		1,030
Abitibi-Consolidated Co. of Canada 6.00% 2013	1,955		283
Weyerhaeuser Co. 7.375% 2032[3]	3,500		2,455
Weyerhaeuser Co. 6.875% 2033[3]	2,500		1,529
FMG Finance Pty Ltd. 10.625% 2016[4]	6,000		3,930
C5 Capital (SPV) Ltd. 6.196% (undated)[4,5]	1,500		631
C8 Capital (SPV) Ltd. 6.64% (undated)[4,5]	6,350		2,670
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	1,300		546
JSG Funding PLC 7.75% 2015	6,500		3,803
Rohm and Haas Co. 5.60% 2013	4,020		3,742
UPM-Kymmene Corp. 5.625% 2014[4]	5,500		3,735
Metals USA Holdings Corp. 8.209% 2012[5,11]	8,315		2,245
Metals USA, Inc. 11.125% 2015	2,150		1,451
Jefferson Smurfit Corp. (U.S.) 8.25% 2012[6]	2,675		308
Stone Container Corp. 8.375% 2012	9,953		1,095
Jefferson Smurfit Corp. (U.S.) 7.50% 2013[6]	8,880		1,110
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017[6]	7,560		832
E.I. du Pont de Nemours and Co. 5.00% 2013	3,025		3,117
Algoma Steel Inc. 9.875% 2015[4]	7,500		2,925
Rockwood Specialties Group, Inc. 7.50% 2014	3,240		2,673
Momentive Performance Materials Inc. 9.75% 2014	6,000		2,670
AEP Industries Inc. 7.875% 2013	4,055		2,352
Arbermarle Corp. 5.10% 2015	2,570		2,221
Building Materials Corp. of America 7.75% 2014	2,725		1,812
Plastipak Holdings, Inc. 8.50% 2015[4]	2,275		1,672
Corporación Nacional del Cobre de Chile 6.375% 2012[4]	1,500		1,536
NewPage Corp., Series A, 12.00% 2013	3,170		777
Neenah Paper, Inc. 7.375% 2014	277		154
			307,446

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.16%
United Mexican States Government Global 6.375% 2013	14,765		15,503
United Mexican States Government Global 11.375% 2016	9,118		12,127
United Mexican States Government Global 5.625% 2017	3,640		3,556
United Mexican States Government Global 6.75% 2034	7,740		7,334
United Mexican States Government Global 6.05% 2040	2,000		1,715
Russian Federation 8.25% 2010[8]	1,000		1,028
Russian Federation 7.50% 2030[8]	20,845		19,359
State of Qatar 9.75% 2030	4,000		4,940
El Salvador (Republic of) 7.75% 2023	3,000		2,850
El Salvador (Republic of) 7.75% 2023[4]	1,250		1,187
El Salvador (Republic of) 7.65% 2035[4]	750		574
Banque Centrale de Tunisie 7.375% 2012	3,500		3,570
Brazil (Federal Republic of) Global 8.00% 2018[8]	3,200		3,450
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,500		3,131
Bulgaria (Republic of) 8.25% 2015	3,000		3,097
Corporación Andina de Fomento 5.75% 2017	2,000		1,621
			85,042

MUNICIPALS — 0.01%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	3,594		2,664
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	2,110		1,802
			4,466

MISCELLANEOUS — 0.02%
Other bonds & notes in initial period of acquisition			8,456

Total bonds & notes (cost: $22,694,272,000)			17,844,399

Short-term securities — 10.52%

Freddie Mac 0.17%–2.60% due 2/6–9/23/2009	1,384,404		1,381,999
Federal Home Loan Bank 0.10%–3.10% due 2/18–9/9/2009	944,400		942,845
U.S. Treasury Bills 0.095%–1.94% due 2/12–7/16/2009	896,600		896,114
Fannie Mae 0.10%–2.10% due 2/4–7/6/2009	633,600		632,569
Hewlett-Packard Co. 0.50%–2.20% due 2/2–3/2/2009[4]	213,700		213,666
Enterprise Funding Co. LLC 0.45%–1.40% due 2/2–4/14/2009[4]	83,827		83,754
Ranger Funding Co. LLC 0.40% due 4/6–4/21/2009[4]	75,000		74,926
Chevron Corp. 0.20%–1.15% due 2/3–4/1/2009	146,800		146,717
Walt Disney Co. 0.70%–1.30% due 2/5–2/27/2009	139,500		139,478
Jupiter Securitization Co., LLC 0.30%–1.00% due 2/3–2/11/2009[4]	75,334		75,302
Park Avenue Receivables Co., LLC 0.30% due 3/11/2009[4]	51,100		51,082
Ciesco LLC 0.40%–0.75% due 3/23–4/7/2009[4]	109,500		109,341
International Bank for Reconstruction and Development 0.18%–1.10% due 2/4–3/16/2009	92,300		92,280
Private Export Funding Corp. 1.15% due 2/10/2009	54,000		53,977
Private Export Funding Corp. 0.90% due 4/30/2009[4]	34,400		34,328
Medtronic Inc. 1.20%–1.45% due 2/13–3/5/2009[4]	86,300		86,229
General Electric Capital Corp., FDIC insured, 0.45% due 6/24/2009	40,200		40,106
General Electric Co. 0.27% due 2/2/2009	36,300		36,299
Procter & Gamble International Funding S.C.A. 0.45%–1.15% due 2/18–4/29/2009[4]	66,650		66,612
Harvard University 0.90%–1.02% due 2/11–2/17/2009	55,000		54,991
HSBC Finance Corp. 1.10% due 2/17/2009	50,000		49,969
Pfizer Inc 1.40% due 4/6/2009[4]	50,000		49,959
Caterpillar Inc. 0.30% due 4/3/2009[4]	50,000		49,954
AT&T Inc. 0.25%–1.15% due 2/9–3/4/2009[4]	49,700		49,689
Wal-Mart Stores Inc. 0.25%–0.55% due 6/16–9/21/2009[4]	48,700		48,487
Yale University 1.10%–1.97% due 2/2–2/17/2009	47,500		47,481
Federal Farm Credit Banks 0.70% due 12/22/2009	44,600		44,321
Eaton Corp. 1.75% due 2/6/2009[4]	25,000		24,991
Estée Lauder Companies Inc. 1.10% due 2/11/2009[4]	23,010		22,998

Total short-term securities (cost: $5,598,161,000)			5,600,464

Total investment securities (cost: $70,125,142,000)			54,263,520
Other assets less liabilities			(1,014,158)

Net assets			$53,249,362

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $7,529,992,000, which represented 14.14% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,097,441,000, which represented 7.69% of the net assets of the fund.

[5]	Coupon rate may change periodically.
[6]	Scheduled interest and/or principal payment was not received.
[7]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/15/2008 at a cost of $178,500,000) may be subject to legal or contractual restrictions on resale.

[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Index-linked bond whose principal amount moves with a government retail price index.
[10]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $630,395,000, which represented 1.18% of the net assets of the fund.

[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[12]	Step bond; coupon rate will increase at a later date.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-906-0309O-S15830

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA, INC.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: April 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and Principal Executive Officer

Date: April 9, 2009

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: April 9, 2009